UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Institutional Portfolio

Master Institutional Tax-Exempt Portfolio

Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2013

Date of reporting period: 04/30/2013

Item 1 – Report to Stockholders

APRIL 30, 2013

ANNUAL REPORT

Funds For Institutions Series

➢	FFI Premier Institutional Fund
➢	FFI Institutional Fund
➢	FFI Select Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund
➢	FFI Institutional Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Dear Shareholder

About this time one year ago, financial market activity was dominated by concerns about Europe’s debt crisis. Investors were also discouraged by gloomy economic reports from various parts of the world, particularly in China. As the outlook for the global economy worsened, however, investors grew increasingly optimistic that the world’s largest central banks would intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer of 2012. In early September, the ECB announced its sovereign bond-buying program designed to support the region’s debt-laden countries. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by these aggressive policy actions, risk assets weakened in the fall of 2012. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China. In the United States, stocks slid on lackluster corporate earnings and volatility rose in advance of the US Presidential election. In the post-election environment, investors became more concerned about the “fiscal cliff,” the automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013. High levels of global market volatility persisted through year-end due to fears that bipartisan gridlock would preclude a timely resolution, putting the US economy at high risk for recession. Ultimately, the worst of the fiscal cliff was averted with a last-minute tax deal, although decisions relating to spending cuts and the debt ceiling were postponed, leaving lingering uncertainty.

Investors shook off the nerve-wracking finale to 2012 and the New Year began with a powerful relief rally. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies underpinned the rally. Underlying this aura of comfort was the absence of negative headlines out of Europe. Against this backdrop, global equities surged through January while rising US Treasury yields pressured high quality fixed income assets (as prices move in the opposite direction of yields).

However, bond markets regained strength in February (as yields once again dropped) when global economic momentum slowed and investors toned down their risk appetite. International stock markets weakened amid a resurgence of macro risk out of Europe. A stalemate presidential election in Italy was a reminder that political instability continued to plague the eurozone and a severe banking crisis in Cyprus underscored the fragility of the broader European banking system. In the United States, stocks continued to rise, but at a more moderate pace. Investors grew more cautious given uncertainty as to how long the central bank would continue its stimulus programs. How government spending cuts would impact the already slow economic recovery was another concern. But improving labor market data and rising home prices boosted sentiment in March, pushing major US stock indices to all-time highs. Investors scaled back their enthusiasm in April due to a series of disappointing economic reports. On the whole, US stocks have performed well thus far in 2013 as the US economy demonstrated enough resilience to allay fears of recession, but growth has remained slow enough to dissuade the US Federal Reserve from changing its stance.

Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment. For the 6- and 12-month periods ended April 30, 2013, US and international stocks and high yield bonds posted strong gains. Emerging market equities lagged the rally as the uneven pace of global growth raised doubts that developing economies could thrive in the near term. US Treasury yields were highly volatile over the past 12 months, although they continue to remain low from a historical perspective. US Treasury and investment-grade bonds generated modest returns in this environment, while tax-exempt municipal bonds benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

Market conditions have improved over the past couple of years, but investors still remain highly uncertain and many of the old ways of investing no longer work. That’s why the new world of investing calls for a new approach. One that seeks out more opportunities in more places across a broader array of investments in a portfolio designed to move freely as the markets move up and down. Visit www.blackrockplan.com to learn more about how to take action.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Despite continued headwinds for global growth, risk assets have rallied, driven largely by investors seeking meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	14.42%	16.89%
US small cap equities (Russell 2000® Index)	16.58	17.69
International equities (MSCI Europe, Australasia, Far East Index)	16.90	19.39
Emerging market equities (MSCI Emerging Markets Index)	5.29	3.97
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.06	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	1.52	5.07
US investment grade bonds (Barclays US Aggregate Bond Index)	0.90	3.68
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.01	5.74
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.26	13.95
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended April 30, 2013

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the 12-month reporting period ended April 30, 2013. Sluggish economic growth and stubbornly high unemployment have prompted the FOMC to employ multiple stimulus measures in recent years, including the September 2012 decision to purchase approximately $40 billion per month of agency mortgage-backed securities, which was followed by a pronouncement in December that the central bank would begin purchasing long-term US Treasury bonds at a rate of $45 billion per month. US policymakers have committed to maintaining accommodative measures, including the aforementioned asset purchase programs and holding the federal funds rate at an exceptionally low level, until the US labor market exhibits substantial improvement (subject to continued price stability). While the US unemployment rate has declined by 0.7% (from 8.2% to 7.5%) in the 12 months ended April 30, 2013, the labor force participation rate has also declined by 0.5% (from 63.8% to 63.3%) during the same period, calling into question the actual strength of the labor market recovery. Over the past four years, the FOMC’s stimulus programs have, in large part, driven the US Federal Reserve’s balance sheet to triple in size to $3.3 trillion.

In Europe, policymakers have long been working to contain spiraling sovereign funding costs in certain debt-stressed countries while contending with a broader, secular decline in economic growth across the region. Finance regulators have urged European commercial banks to shrink their balance sheets and increase capital while the European Central Bank (“ECB”) provided virtually unlimited access to loans through its long-term refinancing operations to help bridge any gaps in liquidity. As conditions in the bank funding market steadily improved, the ECB cut its deposit rate to zero in July 2012 to encourage banks to lend these funds in order to spur growth. In September, ECB President Mario Draghi announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries. The program, dubbed the “OMT” for Outright Monetary Transactions, is subject to formal request by a eurozone government and strict conditionality. In March of 2013, a severe banking crisis led to drastic measures in Cyprus. To the surprise of many, European leaders and Cypriot officials agreed upon a plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. While the reaction in financial markets was short-lived, critics contend the move sets a dangerous precedent at a decisive time for the region.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, with three-month LIBOR decreasing 19 basis points to close at 0.27% as of April 30, 2013. Yields on 3-month US Treasury bills were lower by 0.02% to close the period at 0.05% after higher tax receipts in 2012, among other things, led to diminished borrowing needs from the US Treasury.

The Federal Deposit Insurance Corporation’s temporary Transaction Account Guarantee (“TAG”) program, which had provided unlimited insurance for non-interest-bearing transaction accounts, expired on December 31, 2012. The level of disintermediation (withdrawals) of uninsured deposits from bank deposit accounts into short-term US Treasury securities and money market mutual funds prior to expiration of the TAG program fell short of expectations. To the extent that sizable cash flows into Treasuries combine with reduced supply moving forward, this may present downward pressure on short-term rates.

In the short-term tax-exempt market, the impact of the FOMC’s ongoing near-zero interest rate policy continued to be evident in variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. During the 12-month period ended April 30, 2013, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.15%, while ranging between a high of 0.23% and a low of 0.08%. While the FOMC continued its low-rate policy, a reduced supply of VRDN securities coupled with continued strong demand from non-traditional buyers put additional pressure on yields. As of period end, total outstanding supply of VRDN securities was approximately $270 billion, down 45% from its mid-2008 peak. New VRDN security issuance remained minimal as issuers continued to take advantage of low interest rates by issuing debt instruments with longer maturities. The muted VRDN new issuance activity during the period consisted mostly of re-issuance for the purpose of substituting the bank underlying the issue’s credit enhancement. This trend was driven largely by uncertainty stemming from Europe’s financial problems and rating agency downgrades across the banking sector.

As state and local municipalities continued to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained unchanged in 2012 from the diminished level seen in 2011 (approximately $60 billion). This level of issuance, however, is anticipated to decline in the coming year to the extent that state tax revenues improve. Municipal notes generally offer an opportunity for investors to lock in a yield that is more stable than VRDN yields for a longer period of time. Investor demand for municipal notes increased over the period as the FOMC held short-term rates steady and the outstanding supply of VRDN securities declined. The municipal yield curve continued to be extremely flat and credit spreads tightened as investors pursued higher yielding issues. The yield on one-year municipal notes remained close to the 0.20% level throughout the period, representing only a nominal premium for the extension risk over VRDNs.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Fund Information as of April 30, 2013	Funds For Institutions Series

FFI Premier Institutional Fund

FFI Premier Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2013	0.12%	0.12%

FFI Institutional Fund

FFI Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2013	0.04%	0.04%

FFI Select Institutional Fund

FFI Select Institutional Fund’s (the “Fund”) investment objective is to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2013	0.10%	0.10%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the US Government, its agencies or instrumentalities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2013	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
US Government Sponsored Agency Obligations	48%
Repurchase Agreements	44
US Treasury Obligations	8
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the US Treasury.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2013	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
US Treasury Obligations	113%
Liabilities in Excess of Other Assets	(13)
Total	100%

FFI Institutional Tax-Exempt Fund

FFI Institutional Tax-Exempt Fund’s (the “Fund”) investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

	7-Day SEC Yield	7-Day Yield
As of April 30, 2013	0.03%	0.03%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration or investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2012 and held through April 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
	Actual
FFI Premier Institutional Fund[2]	$1,000.00	$1,000.80	$0.79	0.16%
FFI Institutional Fund[2]	$1,000.00	$1,000.40	$1.14	0.23%
FFI Select Institutional Fund[2]	$1,000.00	$1,000.60	$0.89	0.18%
FFI Government Fund	$1,000.00	$1,000.10	$0.84	0.17%
FFI Treasury Fund	$1,000.00	$1,000.00	$0.50	0.10%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,000.10	$0.99	0.20%
	Hypothetical[3]
FFI Premier Institutional Fund[2]	$1,000.00	$1,024.00	$0.80	0.16%
FFI Institutional Fund[2]	$1,000.00	$1,023.65	$1.15	0.23%
FFI Select Institutional Fund[2]	$1,000.00	$1,023.90	$0.90	0.18%
FFI Government Fund	$1,000.00	$1,023.95	$0.85	0.17%
FFI Treasury Fund	$1,000.00	$1,024.30	$0.50	0.10%
FFI Institutional Tax-Exempt Fund[2]	$1,000.00	$1,023.80	$1.00	0.20%
[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Because the Fund is a feeder fund, the expense example reflects the net expenses of the Fund and the master portfolio in which it invests.

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Schedule of Investments April 30, 2013	FFI Government Fund (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae (a):
0.11%, 7/01/13	$25,000	$24,995,340
0.08%, 8/19/13	20,000	19,995,111
0.15%, 9/03/13	10,000	9,994,792
Fannie Mae Discount Notes:
0.16%, 5/01/13	16,566	16,566,000
0.16%, 5/22/13 (a)	20,000	19,998,133
0.12%, 7/17/13 (a)	40,000	39,989,648
Fannie Mae Variable Rate Notes (b):
0.20%, 5/17/13	10,000	9,999,865
0.17%, 11/08/13	10,000	9,998,414
0.17%, 2/27/15	15,000	14,993,107
Federal Farm Credit Bank Discount Notes (a):
0.22%, 7/05/13	5,000	4,998,014
0.17%, 12/02/13	23,000	22,976,649
0.13%, 1/06/14	15,000	14,986,458
Federal Farm Credit Bank Variable Rate Notes:
0.12%, 6/18/13 (b)	10,000	10,000,000
0.16%, 11/08/13	6,000	5,999,686
0.33%, 11/27/13 (b)	20,000	20,000,000
0.13%, 1/21/14 (b)	13,000	12,996,697
0.15%, 3/07/14 (b)	50,000	49,996,079
Federal Home Loan Bank:
0.14%, 8/28/13	12,500	12,499,080
0.14%, 9/05/13	7,000	6,999,917
0.12%, 1/30/14	6,000	5,999,444
0.16%, 2/28/14	20,000	19,997,543
0.18%, 3/05/14	5,000	4,999,258
0.18%, 3/06/14	20,000	19,998,697
0.13%, 4/11/14	10,000	9,996,250
0.17%, 6/26/14	10,000	10,000,344
Federal Home Loan Bank Bonds:
0.22%, 5/17/13	8,000	7,999,919
0.16%, 5/23/13	11,000	10,999,927
0.25%, 7/02/13	14,850	14,849,511
0.12%, 7/11/13	50,000	49,998,949
0.14%, 7/25/13	10,000	10,000,000
0.23%, 8/28/13	5,000	4,999,951
0.50%, 8/28/13	5,000	5,004,770
0.17%, 3/06/14	15,000	14,998,756
Federal Home Loan Bank Discount Notes (a):
0.21%, 5/28/13	10,000	9,998,425
0.12%, 6/17/13	50,000	49,992,167
0.22%, 7/11/13	30,000	29,986,983
0.10%, 10/30/13	12,000	11,993,933
Federal Home Loan Bank Variable Rate Notes (b):
0.18%, 1/02/14	10,000	9,999,153
0.10%, 1/27/14	13,000	12,992,046
0.16%, 2/25/14	25,000	24,993,768
0.17%, 6/17/14	20,000	19,995,398
Freddie Mac Discount Notes (a):
0.15%, 6/10/13	25,000	24,995,833
0.14%, 6/24/13	20,000	19,995,830
0.13%, 8/01/13	15,000	14,995,016
0.11%, 10/15/13	50,000	49,975,414
0.13%, 2/11/14	10,350	10,339,311
0.18%, 2/24/14	5,000	4,992,525
Freddie Mac Variable Rate Notes:
0.36%, 9/03/13	30,000	29,997,927
0.14%, 9/13/13	50,000	49,988,790
US Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Variable Rate Notes (concluded):
0.38%, 10/30/13	$10,016	$10,027,284
Total US Government Sponsored Agency Obligations – 48.8%		903,086,112

US Treasury Obligations
US Treasury Bills (a):
0.15%, 5/09/13	20,000	19,999,344
0.12%, 6/27/13	17,000	16,996,703
0.20%, 8/22/13	12,000	11,992,655
US Treasury Notes:
0.50%, 11/15/13	20,000	20,032,985
0.25%, 1/31/14	40,000	40,019,593
1.25%, 2/15/14	8,000	8,068,276
0.25%, 2/28/14	15,000	15,009,319
0.25%, 4/30/14	16,100	16,114,191
Total US Treasury Obligations – 8.0%		148,233,066

Repurchase Agreements
Barclays Capital, Inc., 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $25,000,104, collateralized by a US Treasury Note, 0.25% due 3/31/15, par and fair values of $25,475,100 and $25,500,042, respectively)	25,000	25,000,000
Barclays Capital, Inc., 0.09%, 5/02/13 (Purchased on 4/25/13 to be repurchased at $40,300,705, collateralized by a US Government Sponsored Agency Obligation, 2.65% due 2/15/28, par and fair values of $40,845,000 and $41,106,850, respectively)	40,300	40,300,000
Citigroup Global Markets, Inc., 0.18%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $36,000,180, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 38.08% due 6/25/23 - 10/16/54, par and fair values of $741,342,435 and $38,767,440, respectively)	36,000	36,000,000
Citigroup Global Markets, Inc., 0.10%, 5/02/13 (Purchased on 4/25/13 to be repurchased at 33,900,659, collateralized by various US Government Sponsored Agency Obligations, 3.00% - 38.08% due 2/25/33 - 10/15/42, par and fair values of $663,904,070 and $36,342,372, respectively)	33,900	33,900,000
Credit Suisse Securities (USA) LLC, 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $20,000,078, collateralized by a US Treasury Obligation, 2.75% due 8/15/42, par and fair values of $20,840,000 and $20,403,644, respectively)	20,000	20,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	7

Schedule of Investments (continued)	FFI Government Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.16%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $92,000,409, collateralized by various US Government Sponsored Agency Obligations, 3.80% - 23.50% due 7/25/37 - 12/25/42, par and fair values of $688,537,706 and $99,080,039, respectively)	$92,000	$92,000,000
Deutsche Bank Securities, Inc., 0.11%, 5/06/13 (Purchased on 4/29/13 to be repurchased at $44,900,960, collateralized by various US Government Sponsored Agency Obligations, 3.50% - 6.00% due 1/01/37 - 4/01/43, par and fair values of $148,814,264 and $46,751,218, respectively)	44,900	44,900,000
Deutsche Bank Securities, Inc., 0.14%, 5/7/13 (Purchased on 4/09/13 to be repurchased at $39,004,247, collateralized by various US Government Sponsored Agency Obligations, 3.59% - 4.50% due 7/25/37 - 10/01/42, par and fair values of $45,120,108 and $40,307,408, respectively) (c)	39,000	39,000,000
Deutsche Bank Securities, Inc., 0.14%, 5/7/13 (Purchased on 4/15/13 to be repurchased at $41,603,559, collateralized by various US Government Sponsored Agency Obligations, 5.50% - 6.55% due 2/01/37 - 10/25/39, par and fair values of $246,008,523 and $42,901,070, respectively) (c)	41,600	41,600,000
Goldman Sachs & Co., 0.10%, 5/01/13 (Purchased on 4/24/13 to be repurchased at $57,901,126, collateralized by various US Government Sponsored Agency Obligations, 3.17% - 4.00% due 11/01/41 - 2/01/43, par and fair values of $57,665,744 and $59,637,000, respectively)	57,900	57,900,000
Goldman Sachs & Co., 0.18%, 5/02/13 (Purchased on 4/25/13 to be repurchased at $33,601,176, collateralized by various US Government Sponsored Agency Obligations, 4.00% - 4.50% due 4/01/40 - 11/01/41, par and fair values of 52,812,007 and $34,608,000, respectively)	33,600	33,600,000
Goldman Sachs & Co., 0.12%, 5/07/13 (Purchased on 4/30/13 to be repurchased at $58,301,360, collateralized by various US Government Sponsored Agency Obligations, 3.17% - 4.50% due 7/01/41 - 5/01/42, par and fair values of $67,875,649 and $60,049,000, respectively)	58,300	58,300,000
HSBC Securities (USA) Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $35,000,136, collateralized by a US Treasury Obligation, 0.88% due 1/31/18, par and fair values of $35,220,000 and $35,700,096, respectively)	35,000	35,000,000
HSBC Securities (USA) Inc., 0.17%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $20,000,094, collateralized by various US Government Sponsored Agency Obligations, 3.50% - 4.50% due 7/20/42 - 2/15/53, par and fair values of $21,560,215 and $20,402,196, respectively)	20,000	20,000,000
Repurchase Agreements	Par (000)	Value
JPMorgan Securities, Inc., 0.14%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $39,000,152, collateralized by a US Treasury Obligation, 1.50% due 6/30/16, par and fair values of $38,210,000 and $39,785,105, respectively)	$39,000	$39,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.17%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $40,000,189, collateralized by various US Government Agency Obligations, 5.80% - 6.30% due 10/20/39 - 9/25/41, par and fair values of $376,030,865 and $42,800,000, respectively)	40,000	40,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.11%, 5/06/13 (Purchased on 4/29/13 to be repurchased at $32,100,687, collateralized by various US Government Agency Obligations, 5.80% - 6.30% due 4/15/39 - 2/15/42, par and fair values of $237,685,846 and $34,347,000, respectively)	32,100	32,100,000
Morgan Stanley & Co., Inc., 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $68,299,284, collateralized by various US Treasury Obligations, 0.50% - 0.63% due 05/31/17 - 07/31/17, par and fair values of $69,552,300 and $69,665,043, respectively)	68,299	68,299,000
Morgan Stanley & Co., Inc., 0.17%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $25,000,118, collateralized by a US Government Sponsored Agency Obligation, 2.50% due 09/01/27, par and fair values of $28,114,906 and $25,750,000, respectively)	25,000	25,000,000
RBS Securities, Inc., 0.18%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $30,198,151, collateralized by various US Government Agency Obligations, 0.10% - 1.00% due 10/29/13 - 03/11/16, par and fair values of $30,565,000 and $30,805,386, respectively)	30,198	30,198,000
Total Repurchase Agreements — 43.9%		812,097,000
Total Investments (Cost — $1,863,416,178*) — 100.7%		1,863,416,178
Liabilities in Excess of Other Assets — (0.7)%		(12,108,090)

Net Assets — 100.0%		$1,851,308,088

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Schedule of Investments (concluded)	FFI Government Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,863,416,178	—	$1,863,416,178

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, a bank overdraft of $16,195 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended April 30, 2013.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	9

Schedule of Investments April 30, 2013	FFI Treasury Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.08%, 5/02/13	$396,225	$396,224,142
0.04% - 0.08%, 5/09/13	197,543	197,539,931
0.05% - 0.09%, 5/16/13	316,871	316,861,166
0.05% - 0.12%, 5/23/13	190,469	190,462,106
0.03% - 0.15%, 5/30/13	315,000	314,988,347
0.10% - 0.14%, 6/06/13	223,000	222,977,070
0.10%, 6/13/13	106,000	105,987,972
0.09% - 0.10%, 6/20/13	160,000	159,979,305
0.08% - 0.13%, 6/27/13	104,620	104,603,977
0.08% - 0.13%, 7/05/13	150,000	149,974,722
0.07%, 7/11/13	50,000	49,993,097
0.06%, 7/18/13	50,000	49,993,500
0.05%, 7/25/13	75,000	74,991,146
0.05%, 8/01/13	25,000	24,996,682
0.12%, 8/15/13	25,000	24,991,167
0.14%, 8/22/13	50,000	49,978,812
US Treasury Bills (a) (concluded):
0.12%, 9/12/13	$60,000	$59,974,317
0.11%, 9/19/13	48,000	47,979,712
0.11%, 9/26/13	35,000	34,984,172
0.11%, 10/03/13	20,000	19,990,528
0.10%, 10/10/13	25,000	24,989,031
0.08% - 0.09%, 10/17/13	50,000	49,980,104
US Treasury Notes:
0.25%, 1/31/14	8,000	8,004,760
0.25%, 2/28/14	25,500	25,514,722
Total Investments (Cost — $2,705,960,488*) — 112.5%		2,705,960,488
Liabilities in Excess of Other Assets — (12.5)%		(300,457,477)

Net Assets — 100.0%		$2,405,503,011

Notes to Schedule of investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,705,960,488	—	$2,705,960,488

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, a bank overdraft of $1,374,395 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended April 30, 2013.

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Statements of Assets and Liabilities	Funds For Institutions Series

April 30, 2013	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Assets
Investments at value — from the applicable Master Portfolio[1,5]	$8,716,207,235	$2,177,946,683	$3,528,322,469	—	—	$1,555,545,345
Investments at value — unaffiliated[2]	—	—	—	$1,051,319,178	$2,705,960,488	—
Repurchase agreements at value — unaffiliated[3]	—	—	—	812,097,000	—	—
Capital shares sold receivable	149,166,501	25,380,327	27,740,429	21,681,876	1,557,301	34,069,913
Withdrawals receivable from Master Portfolio	—	—	—	—	—	142,867
Interest receivable	—	—	—	237,918	15,713	—
Prepaid expenses	102,479	96,528	23,742	34,502	44,779	86,828

Total assets	8,865,476,215	2,203,423,538	3,556,086,640	1,885,370,474	2,707,578,281	1,589,844,953

Liabilities
Bank overdraft	—	—	—	16,195	1,374,395	—
Investments purchased payable	—	—	—	11,993,933	299,981,516	—
Capital shares redeemed payable	149,165,743	24,878,215	27,739,193	21,682,626	454,013	34,212,780
Contributions payable to the Master Portfolio	758	502,112	1,236	—	—	—
Administration fees payable	720,888	269,908	371,145	—	—	150,238
Investment advisory fees payable	—	—	—	192,410	135,262	—
Income dividends payable	91,752	2,881	32,610	612	—	9,573
Officer’s and Directors’ fees payable	2,265	3,131	785	4,669	1,674	2,668
Other accrued expenses payable	50,351	126,963	49,207	171,941	128,410	132,292

Total liabilities	150,031,757	25,783,210	28,194,176	34,062,386	302,075,270	34,507,551

Net Assets	$8,715,444,458	$2,177,640,328	$3,527,892,464	$1,851,308,088	$2,405,503,011	$1,555,337,402

Net Assets Consist of
Paid-in capital	$8,715,634,270	$2,177,489,583	$3,527,754,618	$1,851,294,505	$2,405,408,018	$1,555,337,402
Undistributed (distributions in excess of) net investment income	14,099	5,645	5,036	2,494	992	—
Accumulated net realized gain (loss)	(203,911)	145,100	132,810	11,089	94,001	—

Net Assets, $1.00 net asset value per share[4]	$8,715,444,458	$2,177,640,328	$3,527,892,464	$1,851,308,088	$2,405,503,011	$1,555,337,402

[1] Investments at cost — affiliated	$8,716,207,235	$2,177,946,683	$3,528,322,469	—	—	$1,555,545,345
[2] Investments at cost — unaffiliated	—	—	—	$1,051,319,178	$2,705,960,488	—
[3] Repurchase agreements at cost — unaffiliated	—	—	—	$812,097,000	—	—
[4] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	8,715,634,270	2,177,489,583	3,527,754,618	1,851,294,505	2,405,408,027	1,553,314,542

5 Master Premier Institutional Portfolio, Master Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	11

Statements of Operations	Funds For Institutions Series

Year Ended April 30, 2013	FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund	FFI Institutional Tax-Exempt Fund

Investment Income
Interest	—	—	—	$4,193,543	$2,714,907	—
Net investment income allocated from the applicable Master Portfolio:[1]
Interest	$28,205,212	$7,487,251	$10,467,041	—	—	$5,134,370
Expenses	(4,794,315)	(1,379,970)	(1,932,783)	—	—	(1,395,049)

Total income	23,410,897	6,107,281	8,534,258	4,193,543	2,714,907	3,739,321

Expenses
Investment advisory	—	—	—	7,092,881	8,405,144	—
Administration	8,493,944	3,570,573	4,374,320	—	—	3,373,416
Transfer agent	254,169	406,696	70,728	245,494	245,821	279,814
Registration	53,033	63,486	75,793	59,193	55,573	56,271
Custodian	—	—	—	204,867	141,579	—
Professional	19,655	18,930	27,363	41,596	39,906	19,361
Officer and Directors	1,468	1,199	109	29,088	33,565	1,381
Printing	447	34,664	915	1,249	12,133	411
Miscellaneous	110,071	78,782	8,941	53,513	33,062	53,651

Total expenses	8,932,787	4,174,330	4,558,169	7,727,881	8,966,783	3,784,305
Less fees waived by Manager	—	—	—	(3,725,732)	(6,252,868)	—
Less fees waived and/or reimbursed by administrator	—	—	(434,632)	—	—	(467,882)

Total expenses after fees waived and/or reimbursed	8,932,787	4,174,330	4,123,537	4,002,149	2,713,915	3,316,423

Net investment income	14,478,110	1,932,951	4,410,721	191,394	992	422,898

Realized Gain
Net realized gain allocated from the applicable Master Portfolio	469,679	163,160	208,032	—	—	19,987
Net realized gain from investments	—	—	—	34,435	167,525	—

Net Increase in Net Assets Resulting from Operations	$14,947,789	$2,096,111	$4,618,753	$225,829	$168,517	$442,885

[1] Master Premier Institutional Portfolio, Master Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio, respectively.

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Statements of Changes in Net Assets	Funds For Institutions Series

	FFI Premier Institutional Fund		FFI Institutional Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012

Operations
Net investment income	$14,478,110	$12,499,254	$1,932,951	$1,568,993
Net realized gain	469,679	512,233	163,160	115,168

Net increase in net assets resulting from operations	14,947,789	13,011,487	2,096,111	1,684,161

Dividends and Distributions to Shareholders From[1]
Net investment income	(14,478,110)	(12,493,384)	(1,932,951)	(1,566,967)
Net realized gain	—	—	(175,177)	(432,874)

Decrease in net assets resulting from dividends and distributions to shareholders	(14,478,110)	(12,493,384)	(2,108,128)	(1,999,841)

Capital Share Transactions
Net proceeds from sale of shares	38,473,182,223	41,288,745,449	6,816,124,260	8,521,364,126
Reinvestment of dividends	12,282,344	9,972,246	1,975,814	1,881,490
Cost of shares redeemed	(37,826,018,235)	(44,528,247,098)	(7,260,630,239)	(10,498,221,469)

Net increase (decrease) in net assets derived from capital share transactions	659,446,332	(3,229,529,403)	(442,530,165)	(1,974,975,853)

Net Assets
Total increase (decrease) in net assets	659,916,011	(3,229,011,300)	(442,542,182)	(1,975,291,533)
Beginning of year	8,055,528,447	11,284,539,747	2,620,182,510	4,595,474,043

End of year	$8,715,444,458	$8,055,528,447	$2,177,640,328	$2,620,182,510

Undistributed net investment income	$14,099	$14,099	$5,645	$5,645

	FFI Select Institutional Fund		FFI Government Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012

Operations
Net investment income	$4,410,721	$3,487,498	$191,394	$207,873
Net realized gain	208,032	108,678	34,435	77,897

Net increase in net assets resulting from operations	4,618,753	3,596,176	225,829	285,770

Dividends and Distributions to Shareholders From[1]
Net investment income	(4,410,721)	(3,485,078)	(191,394)	(206,780)
Net realized gain	(194,476)	(354,494)	(39,838)	(197,698)

Decrease in net assets resulting from dividends and distributions to shareholders	(4,605,197)	(3,839,572)	(231,232)	(404,478)

Capital Share Transactions
Net proceeds from sale of shares	34,726,855,844	37,355,360,190	9,330,401,068	16,532,252,872
Reinvestment of dividends and distributions	3,802,891	3,241,843	214,254	380,958
Cost of shares redeemed	(34,091,665,088)	(39,164,228,204)	(10,257,086,441)	(16,790,610,505)

Net increase (decrease) in net assets derived from capital share transactions	638,993,647	(1,805,626,171)	(926,471,119)	(257,976,675)

Net Assets
Total increase (decrease) in net assets	639,007,203	(1,805,869,567)	(926,476,522)	(258,095,383)
Beginning of year	2,888,885,261	4,694,754,828	2,777,784,610	3,035,879,993

End of year	$3,527,892,464	$2,888,885,261	$1,851,308,088	$2,777,784,610

Undistributed net investment income	$5,036	$5,036	$2,494	$2,494

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	13

Statements of Changes in Net Assets (concluded)	Funds For Institutions Series

	FFI Treasury Fund		FFI Institutional Tax Exempt Fund
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012

Operations
Net investment income	$992	$1,434	$422,898	$1,311,696
Net realized gain	167,525	67,689	19,987	75,691

Net increase in net assets resulting from operations	168,517	69,123	442,885	1,387,387

Dividends and Distributions to Shareholders From[1]
Net investment income	(1,220)	(930)	(405,157)	(1,308,349)
Net realized gain	(99,906)	(125,620)	(41,076)	(54,602)

Decrease in net assets resulting from dividends and distributions to shareholders	(101,126)	(126,550)	(446,233)	(1,362,951)

Capital Share Transactions
Net proceeds from sale of shares	3,870,299,065	6,294,746,651	6,937,814,208	9,697,551,312
Reinvestment of dividends and distributions	100,172	125,384	322,078	1,164,246
Cost of shares redeemed	(4,147,031,635)	(6,253,693,454)	(8,311,764,808)	(11,920,715,761)

Net increase (decrease) in net assets derived from capital share transactions	(276,632,398)	41,178,581	(1,373,628,522)	(2,222,000,203)

Net Assets
Total increase (decrease) in net assets	(276,565,007)	41,121,154	(1,373,631,870)	(2,221,975,767)
Beginning of year	2,682,068,018	2,640,946,864	2,928,969,272	5,150,945,039

End of year	$2,405,503,011	$2,682,068,018	$1,555,337,402	$2,928,969,272

Undistributed (distributions in excess of) net investment income	$992	$1,220	—	$(20,673)

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Financial Highlights	Funds For Institutions Series

	FFI Premier Institutional Fund
	Year Ended April 30,
	2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0017	0.0012	0.0022	0.0028	0.0209
Net realized gain (loss)	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	(0.0000)[2]

Net increase from investment operations	0.0017	0.0012	0.0023	0.0028	0.0209

Dividends from net investment income[3]	(0.0017)	(0.0012)	(0.0022)	(0.0028)	(0.0209)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.17%	0.12%	0.22%	0.28%	2.11%

Ratios to Average Net Assets[5]
Total expenses	0.16%	0.16%	0.16%	0.18%	0.18%

Net investment income	0.17%	0.12%	0.22%	0.29%	2.16%

Supplemental Data
Net assets, end of year (000)	$8,715,444	$8,055,528	$11,284,540	$12,182,188	$17,312,092

	FFI Institutional Fund
	Year Ended April 30,
	2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0006	0.0017	0.0023	0.0204
Net realized gain	0.0001	0.0001	0.0003	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0009	0.0007	0.0020	0.0023	0.0204

Dividends and distributions from:[3]
Net investment income	(0.0008)	(0.0006)	(0.0017)	(0.0023)	(0.0204)
Net realized gain	(0.0001)	(0.0001)	(0.0003)	(0.0000)[2]	(0.0000)[2]

Total dividends and distributions	(0.0009)	(0.0007)	(0.0020)	(0.0023)	(0.0204)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.09%	0.06%	0.20%	0.23%	2.06%

Ratios to Average Net Assets[5]
Total expenses	0.23%	0.23%	0.22%	0.24%	0.24%

Total expenses after fees waived	0.23%	0.23%	0.22%	0.24%	0.24%

Net investment income	0.08%	0.05%	0.17%	0.26%	2.03%

Supplemental Data
Net assets, end of year (000)	$2,177,640	$2,620,183	$4,595,474	$6,783,683	$23,356,339

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal regulations.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	15

Financial Highlights (continued)	Funds For Institutions Series

	FFI Select Institutional Fund
	Year Ended April 30,
	2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0013	0.0010	0.0020	0.0027	0.0207
Net realized gain	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0014	0.0011	0.0021	0.0027	0.0207

Dividends and distributions from:[2]
Net investment income	(0.0013)	(0.0010)	(0.0020)	(0.0027)	(0.0207)
Net realized gain	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	—

Total dividends and distributions	(0.0014)	(0.0011)	(0.0021)	(0.0027)	(0.0207)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.14%	0.11%	0.21%	0.27%	2.09%

Ratios to Average Net Assets[5]
Total expenses	0.19%	0.20%	0.18%	0.18%	0.21%

Total expenses after fees waived and paid indirectly	0.18%	0.18%	0.18%	0.18%	0.21%

Net investment income	0.13%	0.10%	0.21%	0.24%	2.04%

Supplemental Data
Net assets, end of year (000)	$3,527,892	$2,888,885	$4,694,755	$4,395,901	$2,625,408

[1]	Amount is less than $0.00005 per share.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Financial Highlights (continued)	Funds For Institutions Series

	FFI Government Fund
	Year Ended April 30,
	2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0005	0.0012	0.0141
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0005	0.0012	0.0141

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0005)	(0.0012)	(0.0141)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0002)	(0.0000)[3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0007)	(0.0012)	(0.0141)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.01%	0.01%	0.07%	0.12%	1.42%

Ratios to Average Net Assets
Total expenses	0.35%	0.33%	0.33%	0.34%	0.35%

Total expenses after fees waived and paid indirectly	0.18%	0.15%	0.22%	0.23%	0.24%

Net investment income	0.01%	0.01%	0.05%	0.12%	1.26%

Supplemental Data
Net assets, end of year (000)	$1,851,308	$2,777,785	$3,035,880	$4,980,873	$11,707,716

[1]	Amount is less than $0.00005 per share.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	17

Financial Highlights (continued)	Funds For Institutions Series

	FFI Treasury Fund
	Year Ended April 30,
	2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0076
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0001	0.0076

Dividends and distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0076)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	—	—

Total dividends and distributions	(0.0000)	(0.0000)	(0.0001)	(0.0001)	(0.0076)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.00%	0.00%	0.01%	0.01%	0.77%

Ratios to Average Net Assets
Total expenses	0.34%	0.33%	0.33%	0.34%	0.33%

Total expenses after fees waived	0.10%	0.05%	0.16%	0.17%	0.22%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.68%

Supplemental Data
Net assets, end of year (000)	$2,405,503	$2,682,068	$2,640,947	$4,672,003	$9,875,165

[1]	Amount is less than $0.00005 per share.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Financial Highlights (concluded)	Funds For Institutions Series

	FFI Institutional Tax Exempt Fund
	Year Ended April 30,
	2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0003	0.0017	0.0028	0.0150
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0003	0.0017	0.0028	0.0150

Dividends and distributions from:[2]
Net investment income	(0.0002)	(0.0003)	(0.0017)	(0.0028)	(0.0150)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total dividends and distributions	(0.0002)	(0.0003)	(0.0017)	(0.0028)	(0.0150)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Total investment return	0.02%	0.03%	0.17%	0.28%	1.51%

Ratios to Average Net Assets[5]
Total expenses	0.23%	0.23%	0.22%	0.23%	0.24%

Total expenses after fees waived	0.21%	0.18%	0.22%	0.23%	0.24%

Net investment income	0.02%	0.03%	0.18%	0.28%	1.55%

Supplemental Data
Net assets, end of year (000)	$1,555,337	$2,928,969	$5,150,945	$10,793,962	$14,886,326

[1]	Amount is less than $0.00005 per share.

[2]	Dividends and distributions are determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[5]	Includes the Fund’s share of the applicable Master Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	19

Notes to Financial Statements	Funds For Institutions Series

1. Organization and Significant Accounting Policies:

Funds For Institutions Series (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of six series, FFI Premier Institutional Fund (“Premier Institutional Fund”), FFI Institutional Fund (“Institutional Fund”), FFI Select Institutional Fund (“Select Institutional Fund”), FFI Government Fund (“Government Fund”), FFI Treasury Fund (“Treasury Fund”) and FFI Institutional Tax-Exempt Fund (“Institutional Tax-Exempt Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Institutional Fund, Institutional Fund, Select Institutional Fund and Institutional Tax-Exempt Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which has the same investment objective and strategies as the corresponding Feeder Funds. Premier Institutional Fund invests all of its assets in Master Premier Institutional Portfolio. Institutional Fund and Select Institutional Fund invest all of their assets in Master Institutional Portfolio. Institutional Tax-Exempt Fund invests all of its assets in Master Institutional Tax-Exempt Portfolio. The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of April 30, 2013, the percentage of Master Premier Institutional Portfolio and Master Institutional Tax-Exempt Portfolio owned by Premier Institutional Fund and Institutional Tax-Exempt Fund were 100% and 100%, respectively. As of April 30, 2013, the percentage of Master Institutional Portfolio owned by Institutional Fund and Select Institutional Fund were 38% and 62%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”. The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value its financial instruments at market value. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method, which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Funds seek to maintain their net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: Government Fund and Treasury Fund may invest in repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Government and Treasury Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted on a trade date basis. The Feeder Funds record daily their proportionate share of the applicable Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of divi-

20	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Notes to Financial Statements (continued)	Funds For Institutions Series

dends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended April 30, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

BlackRock Advisors, LLC (the “Manager” or “Administrator”), an indirect, wholly owned subsidiary of BlackRock, acts as the investment advisor for Government Fund and Treasury Fund pursuant to separate investment advisory agreements with the Trust, and as the Administrator to the Feeder Funds pursuant to an administration agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administrative services to Government Fund and Treasury Fund. The Manager is responsible for the management of Government Fund and Treasury Fund and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, these Funds pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335%
$750 Million — $1 Billion	0.320%
Greater than $1 Billion	0.300%

The Manager voluntarily agreed to waive a portion of the investment advisory fees for Government Fund and Treasury Fund. The effective fee payable to the Manager by Government Fund and Treasury Fund after giving effect to this fee waiver will be at the annual rate of 0.20% of such Fund’s average daily net assets. The Manager may discontinue this waiver in whole or in part at any time without notice. These amounts are included in fees waived by Manager in the Statements of Operations.

For the year ended April 30, 2013, the following amounts were waived pursuant to this agreement:

Government Fund	$2,622,624
Treasury Fund	$3,060,044

The Manager and/or Administrator voluntarily agreed to waive and/or reimburse a portion of its advisory and/or administration fees to enable Premier Institutional Fund, Institutional Fund, Select Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund to maintain a minimum level of daily net investment income. This amount is included in or shown as fees waived by Manager or fees waived and/or reimbursed by administrator in the Statements of Operations.

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	21

Notes to Financial Statements (continued)	Funds For Institutions Series

monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fees
Premier Institutional Fund	0.10%
Institutional Fund	0.15%
Select Institutional Fund	0.13%
Institutional Tax-Exempt Fund	0.15%

Under Select Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of Master Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator.

The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC, an affiliate of the Manager.

Certain officers and/or Directors of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

3. Income Tax Information:

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of April 30, 2013 attributable to the reclassification of distributions was reclassified to the following accounts:

Institutional Tax- Exempt Fund
Paid-in capital	$(2,932)
Undistributed net investment income	$2,932

The tax character of distributions paid during the fiscal years ended April 30, 2013 and April 30, 2012 was as follows:

		Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund	Institutional Tax- Exempt Fund
Tax-exempt income[1]	4/30/13	—	—	—	—	—	$402,911
	4/30/12	—	—	—	—	—	1,308,349
Ordinary income	4/30/13	$14,478,110	$2,108,128	$4,605,197	$231,232	$101,126	29,770
	4/30/12	12,493,384	1,977,637	3,809,448	376,806	126,550	22,780
Long-term capital gains	4/30/13	—	—	—		—	13,552
	4/30/12	—	22,204	30,124	27,672	—	31,822

Total	4/30/13	$14,478,110	$2,108,128	$4,605,197	$231,232	$101,126	$446,233

	4/30/12	$12,493,384	$1,999,841	$3,839,572	$404,478	$126,550	$1,362,951

[1]	The Fund designates this amount paid during the fiscal year ended April 30, 2013, as exempt interest dividends.

As of April 30, 2013 the tax components of accumulated net earnings (losses) were as follows:

	Premier Institutional Fund	Institutional Fund	Select Institutional Fund	Government Fund	Treasury Fund
Undistributed ordinary income	$14,099	$150,538	$137,484	$13,583	$94,993
Undistributed long-term capital gains	—	207	362	—	—
Capital loss carryforwards	(203,911)	—	—	—	—

Total	$(189,812)	$150,745	$137,846	$13,583	$94,993

As of April 30, 2013, for Institutional Tax-Exempt, there were no significant differences between the book and tax components of net assets.

As of April 30, 2013, Premier Institutional Fund had a capital loss carryforward in the amount of $203,911 available to offset future realized capital gains, all of which expires April 30, 2017.

During the year ended April 30, 2013, Premier Institutional Fund utilized $469,679 of its capital loss carryforward.

4. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the

22	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Notes to Financial Statements (concluded)	Funds For Institutions Series

market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	23

Report of Independent Registered Public Accounting Firm	Funds For Institutions Series

To the Trustees and Shareholders of

Funds For Institutions Series:

We have audited the accompanying statements of assets and liabilities of Funds For Institutions Series (the “Trust”), consisting of FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund (collectively, the “Funds”), including the schedules of investments of FFI Government Fund and FFI Treasury Fund, as of April 30, 2013, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund, FFI Treasury Fund and FFI Institutional Tax-Exempt Fund, each of Funds For Institutions Series, as of April 30, 2013, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 24, 2013

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by FFI Premier Institutional Fund, FFI Institutional Fund, FFI Select Institutional Fund, FFI Government Fund and FFI Treasury Fund for the taxable year ended April 30, 2013.

		FFI Premier Institutional Fund	FFI Institutional Fund	FFI Select Institutional Fund	FFI Government Fund	FFI Treasury Fund
Interest Related Dividends and Qualified
Short-Term Capital Gains for Non-US Residents[1]
Months Paid:	May 2012 – December 2012	97.72%	97.75%	97.83%	100.00%	100.00%
	January 2013 – April 2013	100.00%	100.00%	100.00%	100.00%	100.00%
Federal Obligation Interest[2]		4.86%	5.62%	5.86%	30.56%	0.98%[3]

Additionally, the FFI Institutional Tax-Exempt Fund distributed qualified short-term gains1 of $0.00000431 and long-term gains of $0.00000598 per share to shareholders of record on December 4, 2012.

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresidents aliens and foreign corporations.

[2]	The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[3]	At least 50% of the assets of the Fund were invested in Federal obligations at the end of each fiscal quarter.

24	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Master Portfolio Information as of April 30, 2013	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	35%
Commercial Paper	28
Repurchase Agreements	14
US Treasury Obligations	9
Corporate Notes	8
Time Deposits	3
Municipal Bonds	3
US Government Sponsored Agency Obligations	1
Liabilities in Excess of Other Assets	(1)

Total	100%

Master Institutional Portfolio	Percent of Net Assets
Certificates of Deposit	30%
Commercial Paper	28
Repurchase Agreements	12
Time Deposits	10
US Treasury Obligations	8
US Government Sponsored Agency Obligations	5
Corporate Notes	5
Municipal Bonds	3
Liabilities in Excess of Other Assets	(1)

Total	100%

Master Institutional Tax-Exempt Portfolio	Percent of Net Assets
Variable Rate Demand Obligations	77%
Tax-Exempt Commercial Paper	21
Fixed Rate Notes	2

Total	100%

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	25

Schedule of Investments April 30, 2013	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 4.1%
HSBC Bank Plc:
0.32%, 12/12/13	$40,000	$40,000,000
0.31%, 12/16/13	60,000	60,000,000
National Australia Bank Ltd.:
0.25%, 5/09/13	100,000	100,000,000
0.32%, 1/30/14	10,000	10,087,850
London, 0.27%, 8/07/13 (a)	100,000	100,000,000
London, 0.30%, 10/21/13 (a)	45,000	45,000,000

		355,087,850
Yankee (b) — 27.5%
Bank of Montreal, Chicago (a):
0.42%, 7/17/13	64,000	64,000,000
0.34%, 1/10/14	55,000	55,000,000
Bank of Nova Scotia, Houston (a):
0.31%, 6/17/13	63,000	63,000,000
0.28%, 10/10/13	85,000	85,000,000
0.34%, 10/16/13	66,000	65,997,692
0.33%, 1/02/14	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.16%, 5/06/13	50,000	50,000,000
BNP Paribas SA, New York, 0.42%, 9/05/13 (a)	50,000	50,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.35%, 9/25/13	81,000	81,000,000
0.33%, 1/08/14	144,000	144,000,000
0.34%, 1/17/14	65,000	65,000,000
Credit Agricole CIB, NY, 0.23%, 6/03/13	85,000	85,000,000
Credit Industriel et Commercial, NY, 0.30%, 6/05/13	60,000	60,000,000
Credit Suisse, NY, 0.29%, 10/10/13	125,000	125,000,000
Deutsche Bank AG, NY, 0.30%, 5/28/13	65,000	65,000,000
DNB Bank ASA, NY, 0.28%, 7/19/13	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp., NY:
0.32%, 5/15/13	100,000	100,000,000
0.29%, 8/20/13	75,000	75,000,000
Nordea Bank Finland Plc, NY, 0.28%, 7/17/13	23,420	23,419,752
Norinchukin Bank, NY, 0.15%, 5/01/13	65,000	65,000,000
Rabobank Nederland NV, NY:
0.39%, 6/18/13	19,000	19,000,000
0.40%, 10/29/13 (a)	72,500	72,500,000
0.39%, 1/17/14	70,000	70,000,000
0.35%, 3/17/14	75,000	75,000,000
Yankee (b) (concluded)
Royal Bank of Canada, NY, 0.28%, 1/15/14 (a)	$41,000	$41,000,000
Skandinaviska Enskilda Banken, NY, 0.29%, 7/01/13	40,000	40,000,000
Societe Generale, NY:
0.31%, 5/02/13	59,000	59,000,000
0.30%, 6/03/13	140,000	140,000,000
Sumitomo Mitsui Banking Corp., NY, 0.23%, 7/30/13	50,000	50,000,000
Svenska Handelsbanken, NY:
0.30%, 6/05/13	55,000	55,000,534
0.26%, 7/12/13	40,000	40,000,400
Toronto - Dominion Bank, NY:
0.30%, 7/23/13	100,000	100,000,000
0.28%, 10/21/13 (a)	40,000	40,000,000
UBS AG, Stamford, 0.25%, 8/19/13	70,000	70,004,261
Westpac Banking Corp., NY:
0.41%, 5/07/13	35,000	35,000,000
0.43%, 6/05/13	50,000	50,000,000
1.03%, 7/10/13 (a)	25,000	25,036,047
0.33%, 4/15/14 (a)	30,000	30,000,000

		2,397,958,686
Total Certificates of Deposit — 31.6%		2,753,046,536

Commercial Paper
Antalis US Funding Corp., 0.35%, 5/03/13 (c)	26,600	26,599,483
Atlantis One Funding Corp., 0.20%, 5/29/13 (c)	100,000	99,984,444
Australia & New Zealand Banking Group Ltd. (a):
0.25%, 7/15/13 (d)	100,000	100,000,000
0.23%, 7/24/13 (c)	100,000	99,998,840
0.35%, 1/17/14	70,000	70,000,000
0.31%, 2/25/14	25,000	25,000,000
Banque et Caisse d’Epargne, 0.22%, 6/21/13 (c)	50,000	49,984,417
Barton Capital LLC (c):
0.28%, 5/22/13	25,000	24,995,917
0.28%, 6/07/13	55,000	54,984,172
0.25%, 7/24/13	25,000	24,985,417

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	IDRB	Industrial Development Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	LIFERS	Long Inverse Floating Exempt Receipts
	AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
	ARB	Airport Revenue Bonds	MERLOTS	Municipal Exempt Receipts Liquidity
	BAN	Bond Anticipation Notes		Optional Tenders
	BHAC	Berkshire Hathaway Assurance Corp.	M/F	Multi-Family
	COP	Certificates of Participation	MTN	Medium Term Notes
	DRIVERS	Derivative Inverse Tax-Exempt Receipts	NPFGC	National Public Finance Guarantee Corp.
	ECN	Extendible Commercial Note	PUTTERS	Puttable Tax-Exempt Receipts
	EDA	Economic Development Authority	RAN	Revenue Anticipation Notes
	EDC	Economic Development Corp.	RB	Revenue Bonds
	FLOATS	Floating Rate Securities	RIB	Residual Interest Bonds
	GO	General Obligation Bonds	ROCS	Reset Option Certificates
	HDA	Housing Development Authority	SBPA	Stand-by Bond Purchase Agreements
	HFA	Housing Finance Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
	HRB	Housing Revenue Bonds	TRAN	Tax and Revenue Anticipation Notes
	IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

26	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
BNP Paribas Finance, Inc. (c):
0.33%, 5/06/13	$35,000	$34,998,396
0.31%, 5/08/13	42,000	41,997,468
0.40%, 9/09/13	77,500	77,388,605
BNZ International Funding Ltd., 0.28%, 7/12/13 (c)	35,000	34,980,400
CAFCO LLC (c):
0.25%, 5/01/13	100,000	100,000,000
0.27%, 5/31/13 (c)	50,000	49,988,750
Caisse d’Amortissement De La Dette, 0.27%, 8/06/13 (c)	135,000	134,901,787
CHARTA LLC (c):
0.27%, 5/21/13	50,000	49,992,500
0.25%, 6/18/13	50,000	49,983,333
0.28%, 7/10/13	35,000	34,980,944
Commonwealth Bank of Australia (a):
0.34%, 11/01/13	41,000	41,000,000
0.35%, 11/08/13	35,000	34,998,133
0.30%, 3/28/14	45,000	45,000,000
CPPIB Capital, Inc., 0.30%, 1/16/14 (c)	50,000	49,891,667
Erste Abwicklungsanstalt (c):
0.40%, 6/21/13	27,000	26,984,700
0.53%, 7/02/13	20,000	19,981,744
0.40%, 10/11/13	50,000	49,909,444
0.45%, 11/29/13	25,000	24,933,750
General Electric Capital Corp., 0.24%, 9/04/13 (c)	35,000	34,970,600
HSBC (USA), Inc., 0.25%, 6/11/13 (c)	50,000	49,985,764
ING (US) Funding LLC, 0.37%, 6/06/13 (c)	42,500	42,484,487
Kells Funding LLC:
0.31%, 5/31/13	27,000	27,000,000
0.25%, 9/19/13 (c)	100,000	99,902,083
0.26%, 11/01/13 (a)	50,000	50,000,000
0.28%, 11/04/13	40,000	40,000,000
LMA Americas LLC, 0.21%, 5/28/13 (c)	75,000	74,988,188
Macquarie Bank Ltd., 0.20%, 5/21/13 (c)	50,000	49,994,444
Mont Blanc Capital Corp., 0.30%, 5/21/13 (c)	49,979	49,970,670
Nieuw Amsterdam Receivables Corp., 0.24%, 5/08/13 (c)	75,000	74,996,500
Nordea North America, Inc. (c):
0.28%, 7/15/13	24,420	24,405,755
0.28%, 7/16/13	24,420	24,405,565
NRW Bank (c):
0.16%, 5/02/13	55,000	54,999,763
0.14%, 5/03/13	35,000	34,999,738
Scaldis Capital LLC, 0.25%, 7/15/13 (c)	65,000	64,966,146
Societe Generale North America, Inc., 0.25%, 5/01/13 (c)	100,000	100,000,000
Westpac Banking Corp., 0.38%, 11/29/13 (a)(c)	25,000	24,999,970
Westpac Securities NZ Ltd., London, 0.35%, 1/30/14 (a)	83,500	83,496,219
Total Commercial Paper — 28.5%		2,485,010,203

Corporate Notes
ANZ Banking Group Ltd., 1.02%, 1/10/14 (a)(d)	30,000	30,158,144
Commonwealth Bank of Australia (a)(d):
1.00%, 8/07/13	20,000	20,039,840
0.75%, 10/28/13	36,600	36,682,350
Credit Suisse, NY, MTN, 5.00%, 5/15/13	33,145	33,204,135
Export Development Canada, MTN, 0.18%, 2/04/14 (a)	$60,000	$60,000,000
HSBC Bank Plc, 1.63%, 8/12/13 (d)	108,960	109,339,061
JPMorgan Chase Bank NA, 0.38%, 5/17/13 (a)	129,905	129,905,000
National Australia Bank Ltd., 0.99%, 11/08/13 (a)(d)	25,500	25,592,741
Rabobank Nederland NV, MTN, 1.85%, 1/10/14	40,000	40,386,699
Shell International Finance BV, 4.00%, 3/21/14	140,812	145,343,573
Westpac Banking Corp., 0.84%, 8/23/13 (a)(d)	55,000	55,084,576
Total Corporate Notes — 7.9%		685,736,119

Municipal Bonds (e)
Alaska Housing Finance Corp., Refunding RB, VRDN, State Capital Project II, Series B, 0.16%, 5/07/13	23,800	23,800,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products Chemicals Project, Series B, 0.20%, 5/07/13	24,400	24,400,000
New York City Transitional Finance Authority, Refunding RB, VRDN, New York City Recovery, Series 3, Sub-Series 3G (Bank of New York Mellon SBPA), 0.21%, 5/07/13	32,490	32,490,000
New York State Dormitory Authority, Refunding RB, VRDN, City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.20%, 5/07/13	7,000	7,000,000
New York State HFA, HRB, VRDN, 160th W 62nd Street, Series B (Wells Fargo Bank NA LOC), 0.20%, 5/07/13	4,000	4,000,000
New York State HFA, RB, VRDN, 1500 Lexington Avenue, Series A (Fannie Mae), 0.24%, 5/07/13	33,600	33,600,000
San Jose Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank NA LOC), 0.21%, 5/07/13	11,495	11,495,000
State of California, GO, Refunding, VRDN, FLOATS, Series 2661 (Wells Fargo Bank NA SBPA), 0.26%, 5/07/13 (f)	39,289	39,289,000
State of Texas, RB, VRDN, PUTTERS, Series 4263 (JPMorgan Chase Bank NA SBPA), 0.18%, 5/01/13 (d)(f)	40,000	40,000,000
State of Texas, GO, VRDN, Veterans Housing Assistance, Series A-2 (JPMorgan Chase Bank NA SBPA), 0.16%, 5/07/13	2,200	2,200,000
State of Texas, Refunding, GO, VRDN, Veterans, Series B (Sumitomo Mitsui Banking Corp. SBPA), 0.19%, 5/07/13	4,555	4,555,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.22%, 5/07/13	11,760	11,760,000
University of Texas, Permanent University Fund, RB, VRDN, System, Series A, 0.16%, 5/07/13	17,500	17,500,000
Wisconsin Housing & Economic Development Authority, RB, VRDN, Home Ownership, Series B (Federal Home Loan Bank of Chicago SBPA), 0.18%, 5/07/13	2,755	2,755,000
Total Municipal Bonds — 2.9%		254,844,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	27

Schedule of Investments (continued)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Credit Agricole CIB, NY, 0.17%, 5/01/13	$150,000	$150,000,000
ING Bank, NV, Amsterdam, 0.17%, 5/01/13	105,000	105,000,000
Natixis, NY, 0.17%, 5/01/13	257,000	257,000,000
Total Time Deposits — 5.9%		512,000,000

US Government Sponsored Agency Obligations — 0.7%
Federal Farm Credit Bank Variable Rate Notes, 0.16%, 11/08/13 (a)	65,000	64,996,599

US Treasury Obligations
US Treasury Bills (c):
0.17%, 5/02/13	50,000	49,999,761
0.19%, 5/30/13	40,000	39,993,942
0.14%, 6/06/13	10,000	9,998,650
0.13%, 8/22/13	50,000	49,979,205
0.10%, 9/12/13	50,000	49,981,000
0.10% - 0.11% , 9/19/13	102,000	101,958,118
US Treasury Notes:
0.50%, 5/31/13	235,000	235,069,225
0.13%, 9/30/13	77,250	77,230,209
0.50%, 10/15/13	55,000	55,076,072
0.50%, 11/15/13	60,000	60,103,585
0.25%, 4/30/14	40,000	40,039,159
Total US Treasury Obligations — 8.8%		769,428,926

Repurchase Agreements
Barclays Capital, Inc., 0.40%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $30,000,333, collateralized by various Municipal Bonds, 0.00% - 6.91% due 7/01/19 - 10/01/50, par and fair values of $29,846,941 and $32,100,000, respectively)	30,000	30,000,000
Citigroup Global Markets, Inc., 0.40%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $149,001,656, collateralized by various Corporate/Debt Obligations and US Government Sponsored Agency Obligation, 0.00% - 10.40% due 11/01/16 - 2/12/51, par and fair values of $234,688,753 and $159,430,000, respectively)	149,000	149,000,000
Citigroup Global Markets, Inc., 0.65%, 6/04/13 (Purchased on 12/03/12 to be repurchased at $114,887,058, collateralized by various Corporate/Debt Obligations and US Government Sponsored Agency Obligations, 0.00% - 6.50% due 3/18/16 - 11/20/57, par and fair values of $410,327,067 and $122,962,183, respectively) (e)	114,500	114,500,000
Credit Suisse Securities (USA) LLC, 0.22%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $25,000,153, collateralized by various US Government Sponsored Agency Obligations, 1.30% - 47.96% due 6/25/35 -10/25/42, par and fair values of $33,736,025 and $26,751,601, respectively)	25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.70%, 6/04/13 (Purchased on 4/30/13 to be repurchased at $40,027,222, collateralized by various Corporate/Debt Obligations, 0.00% -5.91% due 6/11/17 - 12/31/49, par and fair values of $150,808,945 and $40,003,107, respectively) (e)	$40,000	$40,000,000
Deutsche Bank Securities, Inc., 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $250,001,042, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 5.00% due 7/15/14 - 4/30/18, par and fair values of $250,596,000 and $255,000,843, respectively)	250,000	250,000,000
Deutsche Bank Securities, Inc., 0.40%, 5/07/13 (Purchased on 2/01/13 to be repurchased at $36,035,600, collateralized by various Corporate/Debt Obligations, 0.00% - 7.29% due 6/15/15 - 3/14/51, par and fair values of $673,006,752 and $40,674,745, respectively) (e)	36,000	36,000,000
Deutsche Bank Securities, Inc., 0.40%, 5/09/13 (Purchased on 2/08/13 to be repurchased at $67,067,000, collateralized by various Corporate/Debt Obligations and various US Government Sponsored Agency Obligations, 0.00% - 48.35% due 1/25/19 - 2/15/51, par and fair values of $434,833,993 and $79,026,304, respectively) (e)	67,000	67,000,000
Deutsche Bank Securities, Inc., 0.40%, 5/15/13 (Purchased on 2/14/13 to be repurchased at $25,771,744, collateralized by various Corporate/Debt Obligations and a US Government Sponsored Agency Obligation, 0.00% - 9.87% due 8/15/20 - 2/15/51, par and fair values of $328,749,533 and $29,703,793, respectively) (e)	25,750	25,750,000
JPMorgan Securities, Inc., 0.59%, 5/20/13 (Purchased on 2/19/13 to be repurchased at $75,110,625, collateralized by various Corporate/Debt Obligations, 0.00% - 6.65% due 1/15/16 - 7/27/48, par and fair values of $75,000,544 and $80,250,585, respectively)	75,000	75,000,000
JPMorgan Securities, Inc., 0.60%, 6/17/13 (Purchased on 3/19/13 to be repurchased at $29,043,500, collateralized by various Corporate/Debt Obligations, 0.00% - 10.50% due 2/27/14 - 1/15/23, par and fair values of $28,550,583 and $31,034,349, respectively)	29,000	29,000,000
JPMorgan Securities, Inc., 0.40%, 6/14/13 (Purchased on 4/30/13 to be repurchased at $20,010,000, collateralized by various Corporate/Debt Obligations, 0.42% - 7.88% due 1/30/14 -12/01/41, par and fair values of $20,792,218 and $21,075,403, respectively) (e)	20,000	20,000,000

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Schedule of Investments (concluded)	Master Premier Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA LLC, 0.16%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $300,001,333, collateralized by various US Government Sponsored Agency Obligations, 4.40% - 6.55% due 6/20/37 - 3/25/43, par and fair values of $5,310,616,602 and $321,000,000, respectively)	$300,000	$300,000,000
Mizuho Securities USA LLC, 0.38%, 5/01/13 (Purchased on 3/04/13 to be repurchased at $75,045,917, collateralized by various US Government Sponsored Agency Obligations and US Treasury Obligations, 0.00% - 7.08% due 7/25/13 - 12/10/49, par and fair values of $1,600,234,741 and $81,411,613, respectively)	$75,000	$75,000,000
Total Repurchase Agreements — 14.2%		1,236,250,000
Total Investments (Cost — $8,761,312,383*) — 100.5%		8,761,312,383
Liabilities in Excess of Other Assets — (0.5)%		(45,105,148)

Net Assets — 100.0%		$8,716,207,235

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$8,761,312,383	—	$8,761,312,383
[1] See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $556,642 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended April 30, 2013.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	29

Schedule of Investments April 30, 2013	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Euro — 2.9%
HSBC Bank Plc:
0.32%, 12/12/13	$40,000	$40,000,000
0.31%, 12/16/13	40,000	40,000,000
National Australia Bank Ltd.:
0.25%, 5/09/13	50,000	50,000,000
London, 0.30%, 10/21/13 (a)	35,000	35,000,000

		165,000,000
Yankee (b) — 27.2%
Bank of Montreal, Chicago (a):
0.42%, 7/17/13	40,500	40,500,000
0.34%, 1/10/14	35,000	35,000,000
Bank of Nova Scotia, Houston (a):
0.31%, 6/17/13	39,000	39,000,000
0.28%, 10/10/13	40,000	40,000,000
0.34%, 10/16/13	41,000	40,998,567
0.33%, 1/02/14	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.16%, 5/06/13	50,000	50,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.35%, 9/25/13	49,000	49,000,000
0.34%, 1/17/14	45,000	45,000,000
0.32%, 2/04/14	50,000	50,000,000
0.32%, 3/03/14	25,000	25,000,000
Credit Agricole CIB, NY, 0.23%, 6/03/13	25,000	25,000,000
Credit Industriel et Commercial, NY:
0.30%, 6/04/13	25,000	25,000,000
0.30%, 6/05/13	50,500	50,500,000
Credit Suisse, NY, 0.29%, 10/10/13	50,000	50,000,000
DNB Bank ASA, NY, 0.28%, 7/19/13	23,000	23,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.29%, 8/20/13	64,500	64,500,000
National Australia Bank Ltd., NY, 0.47%, 5/03/13	62,500	62,500,000
Nordea Bank Finland Plc., NY, 0.28%, 7/17/13	18,985	18,984,799
Norinchukin Bank, NY, 0.15%, 5/01/13	70,000	70,000,000
Rabobank Nederland NV, NY:
0.39%, 6/18/13	59,000	59,000,000
0.40%, 10/29/13 (a)	45,000	45,000,000
0.41%, 1/08/14	50,000	50,000,000
0.39%, 1/17/14	50,000	50,000,000
Royal Bank of Canada, NY, 0.28%, 1/15/14 (a)	28,000	28,000,000
Societe Generale, NY:
0.31%, 5/02/13	43,000	43,000,000
0.30%, 6/03/13	42,000	42,000,000
Sumitomo Mitsui Banking Corp., NY:
0.18%, 5/15/13	62,000	62,001,203
0.23%, 7/30/13	50,000	50,000,000
Svenska Handelsbanken, NY, 0.30%, 6/05/13	45,000	45,000,437
Toronto - Dominion Bank, NY:
0.20%, 7/19/13	50,000	50,011,496
0.30%, 7/23/13	45,000	45,000,000
0.28%, 10/21/13 (a)	35,000	35,000,000
0.25%, 12/20/13 (a)	25,000	25,000,000
Westpac Banking Corp., NY:
0.41%, 5/07/13	25,000	25,000,000
0.43%, 6/05/13	25,000	25,000,000
0.33%, 4/15/14 (a)	43,500	43,500,000

		1,551,496,502
Total Certificates of Deposit — 30.1%		1,716,496,502
Antalis US Funding Corp., 0.35%, 5/03/13 (c)	$18,600	$18,599,638
Australia & New Zealand Banking Group Ltd. (a):
0.35%, 1/17/14	45,000	45,000,000
0.31%, 2/25/14	46,500	46,500,000
Banque et Caisse d’Epargne (c):
0.22%, 6/21/13	80,000	79,975,067
0.25%, 7/26/13	100,000	99,940,278
Barton Capital LLC, 0.28%, 6/07/13 (c)	50,000	49,985,611
BNP Paribas Finance, Inc. (c):
0.33%, 5/06/13	27,000	26,998,763
0.31%, 5/08/13	30,000	29,998,192
0.23%, 7/05/13	50,000	49,979,236
0.40%, 9/09/13	22,500	22,467,659
BNZ International Funding Ltd., 0.28%, 7/12/13 (c)	65,000	64,963,600
Commonwealth Bank of Australia (a):
0.34%, 11/01/13	31,000	31,000,000
0.35%, 11/08/13	28,000	27,998,506
0.30%, 3/28/14	30,000	30,000,000
CPPIB Capital, Inc., 0.30%, 1/16/14 (c)	65,000	64,859,167
DNB Bank ASA, 0.28%, 9/17/13 (c)	40,000	39,956,756
Erste Abwicklungsanstalt (c):
0.40%, 6/21/13	23,000	22,986,967
0.53%, 7/02/13	80,000	79,926,978
0.26%, 10/07/13	50,000	49,943,687
0.32%, 10/08/13	20,000	19,971,556
0.45%, 11/29/13	25,000	24,933,750
Kells Funding LLC:
0.31%, 5/31/13	23,000	23,000,000
0.30%, 7/16/13 (c)	50,000	49,968,333
0.26%, 8/20/13 (c)	60,000	59,951,900
0.26%, 9/27/13 (c)	25,000	24,973,615
0.26%, 11/01/13 (a)(d)	25,000	25,000,000
Kingdom of Sweden, 0.25%, 5/13/13 (c)	29,000	28,997,585
LMA Americas LLC, 0.21%, 5/22/13 (c)	31,044	31,040,197
Macquarie Bank Ltd., 0.20%, 5/21/13 (c)	35,000	34,996,111
Nederlandse Waterschapsbank NV, 0.31%, 12/16/13 (c)	10,000	9,980,281
Nieuw Amsterdam Receivables Corp., 0.22%, 5/21/13 (c)	75,000	74,990,833
Nordea North America, Inc. (c):
0.28%, 7/15/13	18,985	18,973,925
0.28%, 7/16/13	18,985	18,973,778
NRW Bank, 0.16%, 5/02/13 (c)	35,000	34,999,849
Scaldis Capital LLC, 0.25%, 7/18/13 (c)	50,000	49,972,917
Societe Generale North America, Inc., 0.25%, 5/01/13 (c)	100,000	100,000,000
Victory Receivables Corp., 0.20%, 5/02/13 (c)	30,000	29,999,833
Westpac Securities NZ Ltd., 0.36%, 1/02/14 (a)	24,500	24,500,944
Total Commercial Paper — 27.5%		1,566,305,512

Corporate Notes
ANZ Banking Group Ltd., 1.02%, 1/10/14 (a)(d)	20,250	20,356,747
Commonwealth Bank of Australia, 1.01%, 3/17/14 (a)(d)	25,000	25,157,326
Credit Suisse, NY, MTN, 5.00%, 5/15/13	22,062	22,102,089
Export Development Canada, MTN, 0.18%, 2/04/14 (a)	60,000	60,000,000
JPMorgan Chase Bank NA, 0.38%, 5/17/13 (a)	120,450	120,450,000
NRW Bank, 1.38%, 8/26/13	32,568	32,680,499
Total Corporate Notes — 4.9%		280,746,661

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Schedule of Investments (continued)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds (e)	Par (000)	Value
County of Clark Nevada, Refunding RB, VRDN, Las Vegas McCarran International Airport, Series F-2 (Union Bank NA LOC), 0.22%, 5/07/13	$11,750	$11,750,000
Illinois Finance Authority, RB, VRDN, University of Chicago (US Bank NA SBPA), 0.20%, 5/07/13	34,324	34,324,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Partners Healthcare System — F3 (TD Bank NA LOC), 0.20%, 5/07/13	49,995	49,995,000
New York State Energy Research & Development Authority, RB, VRDN, Consolidated Edison Co. of New York, Inc. Project, Series A (Scotia Bank LOC), 0.23%, 5/07/13	15,000	15,000,000
State of Texas, RB, VRDN, PUTTERS, Series 4263 (JPMorgan Chase Bank NA SBPA), 0.18%, 5/01/13 (d)(f)	20,000	20,000,000
University of Colorado Hospital Authority, RB, VRDN, Series A (Wells Fargo Bank NA LOC), 0.22%, 5/07/13	7,870	7,870,000
University of Texas, Permanent University Fund, RB, VRDN, Series A, 0.16%, 5/07/13	11,600	11,600,000
Total Municipal Bonds — 2.6%		150,539,000

Time Deposits
Credit Agricole CIB, NY, 0.17%, 5/01/13	225,000	225,000,000
ING Bank NV Amsterdam, 0.17%, 5/01/13	75,000	75,000,000
Natixis, NY, 0.17%, 5/01/13	275,000	275,000,000
Total Time Deposits — 10.1%		575,000,000

US Government Sponsored Agency Obligations (a)
Federal Farm Credit Bank Variable Rate Notes, 0.16%, 11/08/13	75,000	74,996,076
Federal Farm Credit Banks, 0.18%, 8/06/13	25,000	25,001,276
Federal Home Loan Bank:
0.16%, 6/13/13	144,440	144,438,268
0.22%, 12/20/13	51,000	51,014,206
Total US Government Sponsored Agency Obligations — 5.2%		295,449,826

US Treasury Obligations
US Treasury Bills (c):
0.14%, 5/02/13	75,000	74,999,708
0.10%, 9/12/13	50,000	49,981,000
0.10% - 0.11%, 9/19/13	173,000	172,928,168
US Treasury Notes:
0.50%, 5/31/13	27,500	27,506,745
0.50%, 10/15/13	45,000	45,075,128
0.25%, 11/30/13	100,000	100,083,685
Total US Treasury Obligations — 8.2%		470,574,434
Barclays Capital, Inc., 0.90%, 8/03/13 (Purchased on 4/01/13 to be repurchased at $50,155,000, collateralized by various Corporate/Debt Obligations, 0.00% - 9.75% due 1/15/17 - 12/17/47, par and fair values of $202,373,202 and $57,223,244, respectively) (e)	$50,000	$50,000,000
Credit Suisse Securities (USA) LLC, 0.22%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $25,000,153, collateralized by various US Government Sponsored Agency Obligations, 5.48% - 51.10% due 8/16/32 - 11/25/40, par and fair values of $70,413,784 and $26,750,950, respectively)	25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.70%, 6/04/13 (Purchased on 4/30/13 to be repurchased at $25,017,014, collateralized by various Corporate/Debt Obligations, 0.00% - 6.20% due 6/11/17 - 3/12/51, par and fair values of $91,872,260 and $28,751,321, respectively) (e)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.15%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $250,001,042, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 5.00% due 6/05/13 - 1/29/16, par and fair values of $252,318,000 and $255,000,538, respectively)	250,000	250,000,000
Deutsche Bank Securities, Inc., 0.40%, 5/07/13 (Purchased on 2/01/13 to be repurchased at $26,027,445, collateralized by various Corporate/Debt Obligations, 0.00% - 7.70% due 1/15/21 - 6/25/50, par and fair values of $42,341,764 and $29,547,199, respectively) (e)	26,000	26,000,000
Deutsche Bank Securities, Inc., 0.40%, 5/09/13 (Purchased on 2/08/13 to be repurchased at $46,046,000, collateralized by various Corporate/Debt Obligations and a US Government Sponsored Agency Obligation, 0.00% - 48.35% due 7/15/19 - 12/11/49, par and fair values of $204,691,616 and $54,719,697, respectively) (e)	46,000	46,000,000
Deutsche Bank Securities, Inc., 0.40%, 5/15/13 (Purchased on 2/14/13 to be repurchased at $15,765,750, collateralized by various Corporate/Debt Obligations, 0.00% - 6.50% due 6/15/15 - 8/07/52, par and fair values of $51,967,970 and $18,155,434, respectively) (e)	15,750	15,750,000
JPMorgan Securities, Inc., 0.23%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $25,000,160, collateralized by various Certificates of Deposit and Commercial Papers, 0.00% - 0.79% due 5/02/13 - 2/27/14, par and fair values of $26,265,000 and $26,253,636, respectively)	25,000	25,000,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	31

Schedule of Investments (concluded)	Master Institutional Portfolio (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities, Inc., 0.40%, 6/14/13 (Purchased on 4/30/13 to be repurchased at $30,015,000, collateralized by various Corporate/Debt Obligations, 0.42% - 6.63% due 4/1/14 -12/1/41, par and fair values of $31,701,571 and $31,613,329, respectively) (e)	$30,000	$30,000,000
JPMorgan Securities, Inc., 0.40%, 5/07/13 (Purchased on 2/6/13 to be repurchased at $20,020,000, collateralized by various Corporate/Debt Obligations, 0.42% - 6.88% due 7/15/13 - 11/15/41, par and fair values of $19,380,247 and $21,401,531, respectively)	20,000	20,000,000
JPMorgan Securities, Inc., 0.59%, 5/20/13 (Purchased on 2/19/13 to be repurchased at $50,073,750, collateralized by various Corporate/Debt Obligations, 0.42% - 7.25% due 5/1/13 - 2/15/41, par and fair values of $47,477,373 and $53,503,971, respectively)	50,000	50,000,000
JPMorgan Securities, Inc., 0.60%, 6/17/13 (Purchased 3/19/13 to be repurchased at $20,030,000, collateralized by various Corporate/Debt Obligations, 0.00% - 8.00% due 5/1/13 -7/15/42, par and fair values of $19,573,954 and $21,401,524, respectively)	$20,000	$20,000,000
UBS Securities LLC, 0.33%, 5/01/13 (Purchased on 4/30/13 to be repurchased at $100,000,917, collateralized by various Corporate/Debt Obligations, 4.21% - 11.75% due 6/15/13 - 12/31/99, par and fair values of $130,381,172 and $120,000,000, respectively)	100,000	100,000,000
Total Repurchase Agreements — 12.0%		682,750,000
Total Investments (Cost — $5,737,861,935*) — 100.6%		5,737,861,935
Liabilities in Excess of Other Assets — (0.6)%		(31,592,783)

Net Assets — 100.0%		$5,706,269,152

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$5,737,861,935	—	$5,737,861,935
[1] See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, cash of $812,306 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended April 30, 2013.

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Schedule of Investments April 30, 2013	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank Plc SBPA), 0.27%, 5/07/13 (a)(b)(c)	$1,600	$1,600,000
Birmingham Alabama Commercial Development Authority, RIB Floater Trust, RB, VRDN, Series 4WX (Barclays Bank Plc SBPA), 0.25%, 5/07/13 (b)	10,000	10,000,000

		11,600,000
Alaska — 0.4%
Alaska Student Loan Corp., Refunding RB, Education Loan, Senior, Series B-1, AMT (State Street Bank & Trust Co. LOC), 0.37%, 6/03/13 (b)	5,900	5,900,000
Arkansas — 1.6%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.30%, 5/07/13 (b)	4,865	4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.30%, 5/07/13 (b)	14,285	14,285,000
City of Fort Smith, Refunding RB, Sales and Use Tax, 1.00%, 5/01/13	6,090	6,090,000

		25,240,000
California — 9.6%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Acacia Creek at Union Project, Series A (Bank of America NA SBPA), 0.25%, 5/01/13 (b)	12,500	12,500,000
Antelope Valley-East Kern Water Agency, COP, VRDN, Series A-2 (Wells Fargo Bank NA LOC), 0.18%, 5/07/13 (b)	16,500	16,500,000
California School Cash Reserve Program Authority, RB:
Series AA, 2.00%, 10/01/13	13,000	13,095,582
Subordinate, Series X, 2.00%, 10/01/13	1,100	1,107,620
California State Department of Water Resources, RB, Series M, 5.00%, 5/01/13	4,960	4,960,000
California Statewide Communities Development Authority, Refunding RB, VRDN, Retirement Housing Foundation (US Bank NA LOC), 0.20%, 5/07/13 (b)	10,800	10,800,000
Los Angeles County Metropolitan Transportation Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, Series E-24 (Royal Bank of Canada SBPA), 0.26%, 8/01/13 (a)(c)(d)	11,435	11,435,000
Los Angeles County Schools, RB, Pooled Financing Program, Series C-6, 2.00%, 12/31/13	1,500	1,517,475
State of California, RAN:
Series A-1, 2.50%, 5/30/13	57,700	57,799,203
Series A-2, 2.50%, 6/20/13	19,000	19,053,686

		148,768,566
Municipal Bonds	Par (000)	Value
Colorado — 2.5%
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. SBPA), 0.25%, 5/07/13 (b)	$35,240	$35,240,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.28%, 5/07/13 (b)	4,100	4,100,000

		39,340,000
Connecticut — 1.6%
Connecticut Housing Finance Authority, RB, Housing Mortgage Finance Program, Series F, Sub-Series F-3, 0.70%, 5/15/41 (d)	200	200,122
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank LOC), 0.18%, 5/01/13 (b)	18,720	18,720,000
Connecticut State Health & Educational Facility Authority, RB, VRDN, Hotchkiss School, Series A, 0.23%, 5/07/13 (b)	1,300	1,300,000
State of Connecticut, GO, Refunding, FLOATS, VRDN, Series 514 (Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (b)(c)	4,000	4,000,000
State of Connecticut, RB, Revolving Fund, Series A, 4.00%, 2/01/14	300	308,370

		24,528,492
District of Columbia — 1.0%
District of Columbia, Refunding RB, VRDN,Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC LOC) (Citibank NA SBPA), 0.23%, 5/07/13 (b)	15,515	15,515,000
Florida — 1.7%
Broward County, GO, Parks & Land Preservation Project, 5.00%, 1/01/14	1,300	1,341,132
City of Lakeland Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (JPMorgan Chase Bank NA SBPA), 0.26%, 5/07/13 (a)(b)(c)	8,500	8,500,000
County of Miami-Dade Florida, RB, VRDN, Florida Professional Sports Franchise Facilities, Series E (Wells Fargo Bank NA LOC), 0.21%, 5/07/13 (b)	4,500	4,500,000
Jacksonville Housing Finance Authority, HRB, VRDN, Hartwood Apartments, AMT (Freddie Mac Guarantor), 0.23%, 5/07/13 (b)	400	400,000
Orlando & Orange County Expressway Authority, RB, VRDN, Eagle, Class A (BHAC LOC) (Citibank NA SBPA), 0.27%, 5/07/13 (b)	8,100	8,100,000
State of Florida State Board of Education Lottery, Refunding RB, Series F, 5.00%, 7/01/13	3,600	3,628,785

		26,469,917
Georgia — 2.2%
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.42%, 5/07/13 (b)	6,715	6,715,000
Gainesville & Hall County Development Authority, RB, VRDN, Living Facility Lanier (TD Bank NA LOC), 0.18%, 5/01/13 (b)	20,500	20,500,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	33

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Municipal Electric Authority of Georgia, RB, VRDN, Project 1 Subordinated Bonds, Series B (Bank of Tokyo-Mitsubishi UFJ LOC), 0.22%, 5/07/13 (b)	$6,900	$6,900,000

		34,115,000
Illinois — 2.8%
City of Chicago Illinois, RB, VRDN, Groot Industries, Inc. Project, AMT (Bank One NA LOC), 0.46%, 5/07/13 (b)	1,200	1,200,000
Illinois Finance Authority, RB, VRDN, Rockford College Project (JPMorgan Chase Bank LOC), 0.61%, 5/07/13 (b)	565	565,000
Illinois State Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-1115 (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.26%, 5/07/13 (a)(b)(c)	4,600	4,600,000
Illinois State Health Facilities Authority, Refunding RB, VRDN, Evanston Hospital Corp. (Wells Fargo Bank NA SBPA), 0.20%, 5/07/13 (b)	32,000	32,000,000
State of Illinois, RB, Unemployment Insurance Fund Building Receipts, Series A, 2.00%, 6/15/13	4,600	4,609,714
Will & Kendall Counties Community Consolidated School District 202 Plainfield, GO, Plainfield Community Consolidated School District 202, Series A , 5.00%, 7/01/13 (e)(f)	100	100,787

		43,075,501
Indiana — 4.5%
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (BMO Harris NA LOC), 0.25%, 5/07/13 (b)	5,375	5,375,000
Indiana Finance Authority, RB, VRDN, Lease Appropriation, Series A-2 (JPMorgan Chase Bank SBPA), 0.18%, 5/01/13 (b)	38,850	38,850,000
Indiana Finance Authority, Refunding RB, VRDN, Parkview Health System, Series D (Wells Fargo Bank NA LOC), 0.21%, 5/07/13 (b)	8,700	8,700,000
Indiana Finance Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, Indiana University Health, Series E-23 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.22%, 5/07/13 (a)(b)(c)	10,000	10,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae & Fannie Mae Guarantors) (JPMorgan Chase Bank SBPA), 0.28%, 5/07/13 (b)(c)	6,480	6,480,000

		69,405,000
Iowa — 4.1%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.33%, 5/07/13 (b)	63,600	63,600,000
Kansas — 0.3%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.27%, 5/07/13 (b)	1,980	1,980,000
Municipal Bonds	Par (000)	Value
Kansas (concluded)
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (JPMorgan Chase Bank SBPA), 0.27%, 5/07/13 (a)(b)(c)	$3,010	$3,010,000

		4,990,000
Kentucky — 0.8%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (JPMorgan Chase Bank LOC), 0.36%, 5/07/13 (b)	2,065	2,065,000
County of Warren Kentucky, Refunding RB, VRDN, Bowling Green-Warren Hospital (AGC) (Branch Banking & Trust SBPA), 0.45%, 5/07/13 (b)	10,680	10,680,000

		12,745,000
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT 0.37%, 5/07/13 (b)	14,000	14,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project, 0.17%, 5/01/13 (b)	1,300	1,300,000

		15,300,000
Maryland — 6.6%
County of Montgomery Maryland, Refunding RB, VRDN, Riderwood Village, Inc. Project (Manufacturers & Traders LOC), 0.24%, 5/07/13 (b)	26,825	26,825,000
County of Washington Maryland, RB, VRDN (Manufacturers & Traders LOC) (b):
Conservit, Inc. Facility, 0.37%, 5/07/13	3,425	3,425,000
Homewood Williamsport Facility, 0.27%, 5/07/13	6,540	6,540,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. SBPA), 0.37%, 5/07/13 (b)	1,821	1,821,000
Maryland EDC, RB, VRDN, Linemark Printing Project, AMT (Manufacturers & Traders LOC), 0.42%, 5/07/13 (b)	4,725	4,725,000
Maryland EDC, RB, VRDN, AMT, Gamse Lithographing Co. Facility (Manufacturers & Traders LOC), 0.37%, 5/07/13 (b)	1,465	1,465,000
Maryland Industrial Development Financing Authority, RB, VRDN, Wexford Maryland Biopark 3 LLC Facility (Manufacturers & Traders LOC), 0.27%, 5/07/13 (b)	35,000	35,000,000
Prince George’s County Maryland, Refunding RB, VRDN, Collington Episcopal Life Care Community, Inc., Series B (Bank of America NA LOC), 0.23%, 5/07/13 (b)	23,310	23,310,000

		103,111,000

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 2.4%
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7 Month Window, Senior Series A, 0.31%, 11/26/13 (b)	$4,550	$4,550,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.20%, 5/07/13 (b)	27,600	27,600,000
Town of Bourne Massachusetts, GO, Refunding, Municipal Purpose Loan of 2012, 2.00%, 12/15/13	605	611,409
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2, 0.31%, 11/26/13 (b)	4,040	4,040,000

		36,801,409
Michigan — 0.7%
Brighton Township, Sanitation Sewer Drainage District, GO, Refunding, 4.00%, 10/01/13	200	203,053
Michigan Finance Authority, RB, VRDN, Higher Education Facilities, University of Detroit Mercy Project (JPMorgan Chase Bank LOC), 0.23%, 5/07/13 (b)	1,675	1,675,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.26%, 5/07/13 (b)(c)	1,400	1,400,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health Senior Credit, 0.31%, 11/26/13 (b)	6,300	6,300,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Bank of America NA LOC), 0.61%, 5/07/13 (b)	2,080	2,080,000

		11,658,053
Minnesota — 0.3%
Minneapolis Minnesota, Health Care System, RBC Municipal Products, Inc. Trust, RB, FLOATS, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.22%, 5/07/13 (a)(b)(c)	4,700	4,700,000
Missouri — 0.5%
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.37%, 5/07/13 (b)	8,000	8,000,000
Multi-State — 0.3%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank Nederland NV LOC, Rabobank Nederland NV SBPA), 0.31%, 5/07/13 (a)(b)(c)	4,650	4,650,000
Nevada — 2.7%
County of Clark Nevada, ARB, Junior Sub-Series A-2, 2.00%, 7/01/13	18,100	18,149,775
County of Clark Nevada, Refunding ARB, Junior Sub-Series A, AMT, 2.00%, 7/01/13	24,500	24,564,461

		42,714,236
Municipal Bonds	Par (000)	Value
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways, Inc., AMT (Bank of America NA LOC), 0.36%, 5/07/13 (b)	$2,520	$2,520,000
New Jersey — 5.2%
Gloucester County, GO, BAN, Series A, 1.00%, 9/25/13	3,900	3,911,749
Morris County, GO, Series B, 1.00%, 12/15/13	915	919,276
State of New Jersey, Refunding RB, TRAN, Series C, 2.50%, 6/27/13	75,000	75,252,401
West Windsor-Plainsboro Regional School District, GO, Refunding, 3.00%, 12/01/13	600	609,501

		80,692,927
New York — 8.7%
City of New York, GO, VRDN, Series G, Sub-Series G-6 (Mizhuho Corp. Bank Ltd. LOC), 0.20%, 5/01/13 (b)	5,000	5,000,000
Metropolitan Transportation Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0095, Class A (BHAC LOC) (Citibank NA SBPA), 0.25%, 5/07/13 (b)	7,000	7,000,000
New York City Housing Development Corp., RB, VRDN, ROCS, Series II-R-13100 (Citibank NA SBPA), 0.24%, 5/07/13 (a)(b)	705	705,000
New York City Housing Development Corp., M/F Housing, RB, VRDN, 50th Ave Development, Series A (Wells Fargo Bank NA LOC), 0.19%, 5/07/13 (b)	17,700	17,700,000
New York City Industrial Development Agency, RB, VRDN, AMT (Kookmin Bank LOC) (b):
Korean Air Lines Co., Series A, 0.35%, 5/07/13	8,600	8,600,000
1997 Korean Airlines Co. Ltd. Project, Series B, 0.35%, 5/07/13	12,600	12,600,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, FLOATS, Series 2843 (Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (b)(c)	24,565	24,565,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3194, AMT (JPMorgan Chase Bank SBPA), 0.27%, 5/07/13 (a)(b)(c)	47,990	47,990,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.27%, 5/07/13 (b)	11,015	11,015,000

		135,175,000
North Carolina — 1.8%
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Carolinas HealthCare System, Series 72-C (Wells Fargo Bank NA SBPA), 0.21%, 5/07/13 (a)(b)(c)	2,595	2,595,000
City of Charlotte, COP, Equipment Acquisition and Public Facilities, Series A, 5.00%, 6/01/13	1,250	1,255,043
City of Raleigh North Carolina, Refunding RB, VRDN, 7 Month Window, Series 2009, 0.32%, 11/26/13 (b)	4,275	4,275,000

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	35

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
County of Mecklenburg, GO, Refunding, VRDN, 7 Month Window, Series D, 0.32%, 11/26/13 (b)	$8,375	$8,375,000
Gaston County, GO, Refunding (AGM), 5.00%, 5/01/13	700	700,000
Guilford County Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, National Sherman, AMT (TD Bank NA LOC), 0.46%, 5/07/13 (b)	1,900	1,900,000
Mecklenburg County, Refunding RB, COP, Series A, 0.14%, 2/01/14 (d)	3,850	3,850,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust Co. LOC), 0.25%, 5/07/13 (b)	4,515	4,515,000

		27,465,043
Ohio — 0.9%
City of Willoughby Ohio, GO, BAN, Riverside Commons Improvement, 1.00%, 8/09/13	3,125	3,131,096
Columbus City School District, GO, Refunding, School Facilities Construction & Improvements, 5.00%, 6/01/13 (e)	1,000	1,004,081
County of Lucas Ohio, GO, Refunding, BAN, 1.00%, 7/18/13	1,450	1,451,943
County of Trumbull Ohio, Refunding RB, VRDN, Shepherd (Manufacturers & Traders LOC), 0.24%, 5/07/13 (b)	4,725	4,725,000
Franklin County Ohio Hospital, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA SBPA), 0.21%, 5/07/13 (a)(b)(c)	3,865	3,865,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Hospital, Cleveland Clinic, Series B-4, 0.17%, 5/01/13 (b)	100	100,000
State of Ohio, GO, Series K, 5.00%, 8/01/13 (e)(f)	500	505,978

		14,783,098
Oklahoma — 0.0%
Oklahoma Turnpike Authority, Refunding RB, Oklahoma Turnpike System, Series A, 5.00%, 1/01/14	500	515,872
Pennsylvania — 3.2%
Delaware River Port Authority, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.20%, 5/07/13 (b)	15,900	15,900,000
Geisinger Authority, Refunding RB, VRDN, Geisinger Health System, Series A (Wells Fargo Bank NA SBPA), 0.14%, 5/01/13 (b)	11,000	11,000,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT, 0.32%, 5/07/13 (b)	15,800	15,800,000
Philadelphia Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.25%, 5/07/13 (b)	6,800	6,800,000

		49,500,000
Rhode Island — 0.2%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Bank of America LOC), 0.36%, 5/07/13 (b)	2,420	2,420,000
Municipal Bonds	Par (000)	Value
South Carolina — 1.2%
Beaufort County School District, GO, Series C, 6.50%, 3/01/14	$650	$683,856
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System, Series DBE-1141 (Deutsche Bank AG SBPA), 0.27%, 5/07/13 (a)(b)(c)	4,450	4,450,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.23%, 5/07/13 (b)	13,150	13,150,000

		18,283,856
Tennessee — 2.1%
Memphis Tennessee IAM Commercial Paper, Series A, 0.18%, 5/03/13	15,000	15,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, 0.31%, 11/26/13 (b)	18,355	18,355,000

		33,355,000
Texas — 16.7%
Board of Regents of the University of Texas System, Refunding RB, Financing System, Series A, 5.00%, 8/15/13	200	202,779
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (b):
0.37%, 5/07/13	24,500	24,500,000
Multi-Mode, 0.37%, 5/07/13	20,000	20,000,000
City of Dallas, GO, Equipment Acquisition, 5.00%, 8/15/13	200	202,729
City of San Antonio Texas, Refunding RB, Airport System, 6.00%, 7/01/13	2,295	2,316,789
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (Citibank NA SBPA), 0.22%, 5/07/13 (b)	34,550	34,550,000
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.25%, 5/07/13 (b)	10,360	10,360,000
Harris County Transit Authority Sales & Use Tax, Refunding RB, VRDN, Series A, 0.24%, 5/07/13 (a)(b)	6,660	6,660,000
North Texas Tollway Authority, Series D (JPMorgan Chase Bank SBPA), 0.16%, 6/06/13	6,000	6,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.22%, 5/07/13 (b)	13,250	13,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 3170, AMT (JPMorgan Chase Bank SBPA), 0.27%, 5/07/13 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (b):
BASF Corp. Project, Series A, 0.37%, 5/07/13	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.28%, 5/07/13	10,000	10,000,000
Total Petrochemicals Project, 0.28%, 5/07/13	50,000	50,000,000

See Notes to Financial Statements.

36	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port of Port Arthur Navigation District, Refunding RB, VRDN, Environmental Facilities, Motiva Enterprises LLC Project, Sub-Series B, 0.17%, 5/01/13 (b)	$19,000	$19,000,000
Port of Port Arthur Navigation District Texas Industrial Development Corp., RB, VRDN, Total Petrochemicals & Refining USA, Inc. Project, 0.24%, 5/07/13 (b)	8,200	8,200,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank SBPA), 0.25%, 5/07/13 (a)(c)	3,000	3,000,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.27%, 5/07/13 (b)	3,200	3,200,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA SBPA), 0.21%, 5/07/13 (a)(b)(c)	6,025	6,025,000
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 5/07/13 (b)	2,370	2,370,000

		260,052,297
Virginia — 1.1%
Alexandria Virginia IDA, RB, VRDN, Young Mens Christian (Manufacturers & Traders LOC), 0.27%, 5/07/13 (b)	750	750,000
Fairfax County IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, 0.30%, 11/26/13 (b)	7,500	7,500,000
Fairfax County Industrial Development Authority, RB, VRDN, Inova Health System Projects, Series A-1 (TD Bank NA SPBA), 0.20%, 5/07/13 (b)	2,500	2,500,000
Loudoun County IDA, RB, VRDN, Howard Hughes Medical Institute Issue, Series F, 0.21%, 5/07/13 (b)	300	300,000
Richmond Virginia Public Utility Revenue, RB, VRDN, ROCS, Series RR II R-10410 (AGM) (Citibank NA SBPA), 0.24%, 5/07/13 (a)(b)	150	150,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.32%, 5/07/13 (b)	1,280	1,280,000
Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wachovia Bank NA SBPA), 0.26%, 5/07/13 (b)(c)	3,470	3,470,000
Virginia Public Building Authority, Refunding RB, Series D, 5.00%, 8/01/13	700	708,355

		16,658,355
Washington — 2.8%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (US Bank NA LOC, US Bank NA SBPA), 0.22%, 5/07/13 (a)(b)	11,360	11,360,000
City of Everett Washington, Refunding RB, Water & Sewer, 3.00%, 12/01/13	700	711,302
City of Seattle Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA SBPA), 0.21%, 5/07/13 (a)(b)(c)	9,730	9,730,000
Municipal Bonds	Par (000)	Value
Washington (concluded)
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (JPMorgan Chase Bank SBPA), 0.24%, 5/07/13 (b)(c)	$10,055	$10,055,000
State of Washington District Project, FYI Properties Lease, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A (Barclays Bank PIc SBPA), 0.25%, 5/07/13 (a)(b)(c)	11,320	11,320,000

		43,176,302
West Virginia — 0.4%
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B, AMT (Mizuho Corporate Bank Ltd. LOC), 0.24%, 5/07/13 (b)	5,500	5,500,000
Wisconsin — 6.4%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.28%, 5/07/13 (b)	8,790	8,790,000
State of Wisconsin, ECN, Petroleum Inspection Fee:
0.19%, 5/01/13	7,000	7,000,000
0.21%, 8/01/13	13,000	13,000,000
State of Wisconsin, ECN:
0.16%, 5/07/13	8,000	8,000,000
0.21%, 8/01/13	46,000	46,000,000
Wisconsin Housing & EDA, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank SBPA), 0.26%, 5/07/13 (b)	16,700	16,700,000

		99,490,000
Wyoming — 0.8%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.32%, 5/07/13 (b)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, AMT, Cheyenne Power Co. Project (Wells Fargo Bank NA LOC) (b):
Series A, 0.26%, 5/07/13	5,000	5,000,000
Series B, 0.26%, 5/07/13	3,500	3,500,000

		13,100,000
Total Investments (Cost — $1,554,914,924*) — 100.0%		1,554,914,924
Other Assets Less Liabilities — 0.0%		630,421

Net Assets — 100.0%		$1,555,545,345

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	37

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Security is collateralized by municipal or US Treasury obligations.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,554,914,924	—	$1,554,914,924

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of April 30, 2013, a bank overdraft of $435,506 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended April 30, 2013.

See Notes to Financial Statements.

38	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Statements of Assets and Liabilities	Master Institutional Money Market LLC

April 30, 2013	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Assets
Investments at value — unaffiliated[1]	$7,525,062,383	$5,055,111,935	$1,554,914,924
Repurchase agreements at value — unaffiliated[2]	1,236,250,000	682,750,000	—
Cash	85,556,642	25,812,306	—
Interest receivable	4,700,385	2,379,614	3,367,023
Contributions receivable from investors	758	503,348	—
Prepaid expenses	49,056	49,393	14,309

Total assets	8,851,619,224	5,766,606,596	1,558,296,256

Liabilities
Bank overdraft	—	—	435,506
Investments purchased payable	134,994,444	59,996,111	2,001,163
Investment advisory fees payable	359,891	246,755	61,562
Directors’ fees payable	4,970	—	7,109
Withdrawals payable to investors	—	—	142,867
Other accrued expenses payable	52,684	94,578	102,704

Total liabilities	135,411,989	60,337,444	2,750,911

Net Assets	$8,716,207,235	$5,706,269,152	$1,555,545,345

Net Assets Consist of
Investors’ capital	$8,716,207,235	$5,706,269,152	$1,555,545,345

[1] Investments at cost — unaffiliated	$7,525,062,383	$5,055,111,935	$1,554,914,924
[2] Repurchase agreements at cost — unaffiliated	$1,236,250,000	$682,750,000	—

Statements of Operations	Master Institutional Money Market LLC

Year Ended April 30, 2013	Master Premier Institutional Portfolio	Master Institutional Portfolio	Master Institutional Tax-Exempt Portfolio

Investment Income
Interest	$28,205,212	$17,954,292	$5,134,370

Expenses
Investment advisory	4,247,044	2,872,623	1,124,463
Custodian	318,594	273,919	188,075
Professional	78,862	57,853	53,089
Insurance	47,137	46,685	17,320
Directors	101,493	60,923	10,620
Printing	1,185	750	1,482

Total expenses	4,794,315	3,312,753	1,395,049

Net investment income	23,410,897	14,641,539	3,739,321

Realized Gain
Net realized gain from investments	469,679	371,192	19,987

Net Increase in Net Assets Resulting from Operations	$23,880,576	$15,012,731	$3,759,308

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	39

Statements of Changes in Net Assets	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio		Master Institutional Portfolio
	Year Ended April 30,		Year Ended April 30,
Increase (Decrease) in Net Assets:	2013	2012	2013	2012

Operations
Net investment income	$23,410,897	$23,486,777	$14,641,539	$15,204,799
Net realized gain	469,679	512,233	371,192	223,846

Net increase in net assets resulting from operations	23,880,576	23,999,010	15,012,731	15,428,645

Capital Transactions
Proceeds from contributions	38,473,182,223	41,288,745,449	41,542,980,104	45,876,724,316
Value of withdrawals	(37,837,384,569)	(44,542,133,087)	(41,361,589,599)	(49,673,821,778)

Net increase (decrease) in net assets derived from capital transactions	635,797,654	(3,253,387,638)	181,390,505	(3,797,097,462)

Net Assets
Total increase (decrease) in net assets	659,678,230	(3,229,388,628)	196,403,236	(3,781,668,817)
Beginning of year	8,056,529,005	11,285,917,633	5,509,865,916	9,291,534,733

End of year	$8,716,207,235	$8,056,529,005	$5,706,269,152	$5,509,865,916

	Master Institutional Tax-Exempt Portfolio
	Year Ended April 30,
Increase (Decrease) in Net Assets:	2013	2012

Operations
Net investment income	$3,739,321	$5,967,742
Net realized gain	19,987	75,691

Net increase in net assets resulting from operations	3,759,308	6,043,433

Capital Transactions
Proceeds from contributions	6,937,814,208	9,697,551,312
Value of withdrawals	(8,315,470,959)	(11,925,770,264)

Net decrease in net assets derived from capital transactions	(1,377,656,751)	(2,228,218,952)

Net Assets
Total decrease in net assets	(1,373,897,443)	(2,222,175,519)
Beginning of year	2,929,442,788	5,151,618,307

End of year	$1,555,545,345	$2,929,442,788

See Notes to Financial Statements.

40	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Financial Highlights	Master Institutional Money Market LLC

	Master Premier Institutional Portfolio
	Year Ended April 30,
	2013	2012	2011	2010	2009

Total Investment Return
Total investment return	0.27%	0.22%	0.33%	0.41%	2.25%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.05%	0.05%	0.05%

Net investment income	0.28%	0.23%	0.32%	0.41%	2.29%

Supplemental Data
Net assets, end of year (000)	$8,716,207	$8,056,529	$11,285,918	$12,183,920	$17,313,345

	Master Institutional Portfolio
	Year Ended April 30,
	2013	2012	2011	2010	2009

Total Investment Return
Total investment return	0.26%	0.23%	0.37%	0.42%	2.25%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.05%	0.05%	0.05%

Net investment income	0.25%	0.22%	0.34%	0.43%	2.21%

Supplemental Data
Net assets, end of year (000)	$5,706,269	$5,509,866	$9,291,535	$11,181,175	$25,984,189

	Master Institutional Tax-Exempt Portfolio
	Year Ended April 30,
	2013	2012	2011	2010	2009

Total Investment Return
Based on net asset value	0.17%	0.15%	0.34%	0.45%	1.68%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.05%	0.05%	0.05%

Net investment income	0.17%	0.16%	0.34%	0.46%	1.74%

Supplemental Data
Net assets, end of year (000)	$1,555,545	$2,929,443	$5,151,618	$10,795,434	$14,885,725

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013	41

Notes to Financial Statements	Master Institutional Money Market LLC

1. Organization and Significant Accounting Policies:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC consists of five series, of which Master Premier Institutional Portfolio, Master Institutional Portfolio and Master Institutional Tax-Exempt Portfolio (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) are included in these financial statements. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method, which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts or amortization of premiums are recorded until the maturity of the security.

Repurchase Agreements: The Master Premier Institutional Portfolio and Master Institutional Portfolio may invest in repurchase agreements. In a repurchase agreement, a Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Premier Institutional and Master Institutional Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolios could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolios are classified as partnerships for federal income tax purposes. As such, each investor in each Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended April 30, 2013. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statement disclosures.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolios have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

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Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.05% of each Master Portfolio’s average daily net assets.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Certain obligations held by the Master Portfolios have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master Portfolios monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm	Master Institutional Money Market LLC

To the Directors and Investors of

Master Institutional Money Market LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Master Institutional Money Market LLC (the “Master LLC”), comprising Master Premier Institutional Portfolio, Master Institutional Portfolio, and Master Institutional Tax-Exempt Portfolio as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Premier Institutional Portfolio, Master Institutional Portfolio, and Master Institutional Tax-Exempt Portfolio, each of Master Institutional Money Market LLC, as of April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 24, 2013

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Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 108 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 108 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2002	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 108 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 108 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. from 2007 to 2012.	33 RICs consisting of 108 Portfolios	None
Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 108 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 108 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 108 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 108 Portfolios	None

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Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 108 Portfolios	None
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2010 and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 108 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 108 Portfolios	None

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2] Date shown is the earliest date a person has served for the Trust/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Trust’s/Master LLC’s board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	President[4] and Director	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	155 RICs consisting of 282 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	155 RICs consisting of 282 Portfolios	None

[3]   Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[4] President of the Trust.

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Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Trust/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President[2] and Chief Executive Officer[3]	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.
Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.
Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012

Director of BlackRock since 2010; Assistant Secretary to the funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] Officers of the Trust/Master LLC serve at the pleasure of the Board.
[2] President of the Master LLC.
[3] Chief Executive Officer of both the Trust and the Master LLC.
Further information about the Officers and Directors is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 225-1576.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust One Financial Center Boston, MA 02111

Transfer Agent Boston Financial Data Services Quincy, MA 02169	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

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Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website at http://www.fundsforinstitutions.com.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise, If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 626-1960.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

48	FUNDS FOR INSTITUTIONS SERIES	APRIL 30, 2013

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-4/13-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$31,363	$31,100	$0	$0	$9,600	$9,100	$0	$0
FFI Institutional Fund	$8,363	$8,100	$0	$0	$9,600	$9,100	$0	$0
FFI Institutional Tax-Exempt Fund	$8,363	$8,100	$0	$0	$10,600	$10,100	$0	$0
FFI Premier Institutional Fund	$8,363	$8,100	$0	$0	$9,600	$9,100	$0	$0
FFI Select Institutional Fund	$8,963	$8,700	$0	$0	$9,600	$9,100	$0	$0
FFI Treasury Fund	$29,463	$29,200	$0	$0	$9,600	$9,100	$0	$0
Master Institutional Portfolio	$36,463	$36,200	$0	$0	$21,750	$13,000	$0	$0
Master Institutional Tax-Exempt Portfolio	$36,463	$36,200	$0	$0	$13,000	$13,000	$0	$0
Master Premier Institutional Portfolio	$36,463	$36,200	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,865,000	$2,970,000

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]

Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
FFI Government Fund	$9,600	$9,100
FFI Institutional Fund	$9,600	$9,100
FFI Institutional Tax-Exempt Fund	$10,600	$10,100
FFI Premier Institutional Fund	$9,600	$9,100

FFI Select Institutional Fund	$9,600	$9,100
FFI Treasury Fund	$9,600	$9,100
Master Institutional Portfolio	$21,750	$13,000
Master Institutional Tax-Exempt Portfolio	$13,000	$13,000
Master Premier Institutional Portfolio	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 2, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: July 2, 2013